    As filed with the Securities and Exchange Commission on February 28, 2003


                                                      Registration No. 333-51051
                                                                        811-8190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.___                    [_]


                       Post-Effective Amendment No. 8                    [X]
                                                   ---


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]


                                Amendment No. 35


                       UNITED OF OMAHA SEPARATE ACCOUNT C
                       ----------------------------------
                           (Exact Name of Registrant)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                     --------------------------------------
                               (Name of Depositor)

                  Mutual of Omaha Plaza, Omaha, Nebraska, 68175
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (402) 351-5225

                     Name and Address of Agent for Service:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

 It is proposed that this filing will become effective (check appropriate box):


[_] immediately upon filing pursuant to paragraph (b) of Rule 485.
    on (DATE) pursuant to paragraph (b) of Rule 485.
[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[X] on May 1, 2003 pursuant to paragraph (a)(i) of Rule 485.


If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
                                                         PROSPECTUS: May 1, 2003

                |                                                   ULTRA-ACCESS
   [LOGO]       |  United of                                    Flexible Payment
Mutual of Omaha |    Omaha                      Variable Deferred Annuity Policy
--------------------------------------------------------------------------------


     This Prospectus describes ULTRA-ACCESS, a variable annuity policy offered by United of Omaha Life Insurance Company with no withdrawal charge. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.


----------------------------------------------------------- -------------------------------------------------------------------
                                                            The Policy includes 32 variable options (where you have the
     The investment portfolios offered through the          investment risk) with investment portfolios from:
     Policy may have names that are nearly the same or
     similar to the names of retail mutual funds.             [X]  The Alger American Fund
     However, these investment portfolios are not the         [X]  Deutsche Asset Management VIT Funds
     same as those retail mutual funds, even though they      [X]  Federated Insurance Series
     have similar names and may have similar                  [X]  Fidelity Variable Insurance Products Fund and Variable
     characteristics and the same managers. The                        Insurance Products Fund II
     investment performance of these investment               [X]  MFS Variable Insurance Trust
     portfolios is not necessarily related to the             [X]  Pioneer Variable Contracts Trust
     performance of the retail mutual funds. The              [X]  Scudder Variable Series I
     investment portfolios are described in separate          [X]  T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc.
     prospectuses that accompany this Prospectus.                  and International Series, Inc.
                                                              [X]  Van Kampen Universal Institutional Funds, Inc.

                                                            and three fixed rate options (where we have the investment risk).
----------------------------------------------------------- -------------------------------------------------------------------



     The variable investment options are not direct investments in mutual fund shares, but are offered through subaccounts of United of Omaha Separate Account
C. The value of your Policy will go up or down based on the investment performance of the variable investment options that you choose.


Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.

A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy.
            Any representation to the contrary is a criminal offense.

             Remember that the Policy and the investment portfolios:

             . are subject to risk, including possible loss of principal . are not bank deposits
             . are not government insured
             . are not endorsed by any bank or government agency
             . may not achieve their goals

--------------------------------------------------------------------------------
        UNITED OF OMAHA LIFE INSURANCE COMPANY, Variable Product Services
            P. O. Box 8430, Omaha, Nebraska 68103-0430 1-800-238-9354
--------------------------------------------------------------------------------

CONTENTS


                                                                Page(s)
                                                               ----------
    DEFINITIONS                                                    3
    ---------------------------------------------------------------------
    INTRODUCTION AND SUMMARY                                     4-12
         Comparison to Other Policies and Investments
         How the Policy Operates
         Fee Tables
         Examples of Expenses
    ---------------------------------------------------------------------
    FINANCIAL STATEMENTS                                        13 - 19
    ---------------------------------------------------------------------
    ABOUT US                                                      20
    ---------------------------------------------------------------------
    INVESTMENT OPTIONS                                          21 - 29
         Variable Investment Options
         Fixed Rate Options
         Transfers
         Dollar Cost Averaging
         Systematic Transfer Enrollment Program
         Asset Allocation Program
         Rebalancing Program
    ---------------------------------------------------------------------
    IMPORTANT POLICY PROVISIONS                                 30 - 33
         Policy Application and Issuance
         Accumulation Value
         Telephone Transactions
         Death of Annuitant
         Delay of Payments
         Minor Owner or Beneficiary
         Policy Termination
    ---------------------------------------------------------------------
    EXPENSES                                                    34 - 35
         Mortality and Expense Risk Charge
         Administrative Charges
         Returns Benefit Charge
         Transfer Fee
         Premium Tax Charge
         Other Taxes
         Other Expenses; Investment Advisory Fees
    ---------------------------------------------------------------------
    POLICY DISTRIBUTIONS                                        36 - 41
         Withdrawals
         Annuity Payments
         Death Benefits
         Lump Sum Payment
    ---------------------------------------------------------------------
    FEDERAL TAX MATTERS                                         42 - 44
         Taxation of Nonqualified Policies
         Taxation of Qualified Policies
         Possible Tax Law Changes
    ---------------------------------------------------------------------
    MISCELLANEOUS                                               45 - 49
         Distributor of the Policies
         Sales to Employees
         Voting Rights
         Distribution of Materials
         Legal Proceedings
         USA Patriot Act Notice
         Privacy Notice
         Do You Have Questions?
    ---------------------------------------------------------------------
    STATEMENT OF ADDITIONAL INFORMATION                           50

DEFINITIONS

Accumulation Unit is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed investment options).

Annuitant is the person on whose life annuity payments involving life contingencies are based.


Annuity Starting Date is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 95/th/ birthday (85/th/ birthday in Pennsylvania or if the returns benefit is elected).


Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less any Policy fee, and any premium tax charge not previously deducted.

Owner is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

Policy is the Ultra-Access, a variable annuity policy with no withdrawal charge offered by us through this Prospectus. Policy Year is measured from the annual anniversary dates of the date of issue of the Policy.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, United of Omaha is United of Omaha Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is United of Omaha Separate Account C, a separate account maintained by us.

Variable Annuity Unit is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

Written Notice is written notice, signed by you, that gives us the information we require and is received at United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

--------------
     This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

INTRODUCTION AND SUMMARY

     This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.


     The ULTRA-ACCESS Policy described in this Prospectus is a contract between you and United of Omaha Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to as many as 32 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payment to three fixed rate options, where we guarantee you will earn a fixed rate of interest, however, you cannot allocate more than $5,000 of any purchase payment to the fixed account. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.



     During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of and into the fixed rate options). Withdrawals may be taxable, and a penalty tax may apply.



     The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. If you elect to add the returns benefit rider, you will be guaranteed a minimum annuity payment if you hold the Policy for at least 10 years. Some or all of each payment will be taxable.


[_]  COMPARISON TO OTHER POLICIES AND INVESTMENTS

     Compared to fixed annuities.  Like fixed-interest annuities, the Policy:

     .  offers the ability to accumulate capital on a tax-deferred basis;

     . offers the ability to have a guaranteed minimum return on your investment if you choose a fixed rate option or elect the returns benefit rider;

     . allows you to make withdrawals from your Policy; and . can provide annuity payments for the rest of your life or for some other period.

--------------------------------------------------------------------------------
A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.
--------------------------------------------------------------------------------

     The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

     Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

     . The Policy provides a death benefit that could be higher than the value of the Policy.
     . Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
     . Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
     . You can make transfers from one underlying investment portfolio to another without tax liability.
     . Dividends and capital gains distributed by the investment portfolios are automatically reinvested.
     . Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.
     . Most states grant you a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy).

     . We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

[_]  HOW THE POLICY OPERATES

     The following chart summarizes how the Policy operates. For more information, refer to specific sections of this Prospectus.

            -------------------------------------------------------------

                                PURCHASE PAYMENTS

           .  Minimum initial purchase payment is $5,000 ($2,000 if
              you elect to make electronic funds transfer payments of at least $100 per month, or quarterly, semiannual or annual purchase payment equivalents).
           .  Minimum additional purchase payment is $500.
           . No additional purchase payments will be accepted after earlier of the Annuity Starting Date or your 88/th/ birthday.
          ----------------------------------------------------------------

         ------------------------------------------------------------------

                 DEDUCTIONS BEFORE ALLOCATING PURCHASE PAYMENTS

                In some states we are required to pay premium taxes,
                which may be up to 3.5% of the purchase payment you
                make. The amount of premium tax we are required to
                pay in your state may be deducted from your purchase payment, upon surrender, upon the death of an Owner, or at the Annuity Starting Date. The timing of the deduction will vary in accordance with state law.
         ------------------------------------------------------------------

        --------------------------------------------------------------------

                         INVESTMENT OF PURCHASE PAYMENTS

         You direct the allocation of all net purchase payments among the 32 Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts, provided that you cannot allocate more than $5,000 of any purchase payment to the fixed account and you cannot transfer amounts into the fixed account from a Subaccount if the fixed account would have a value in excess of $5,000 after the transfer. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.

       ---------------------------------------------------------------------

    ----------------------------------------------------------------------------

                              DEDUCTIONS FROM ASSETS

     . Daily charges deducted from the net assets in the Variable Account equal an annual rate of:
         - 1.40% for our mortality and expense risk;
         - 0.20% for our administrative expenses.
     . Annual charge of 0.40% of (i) the greater of the death benefit calculated under the rider or (ii) Accumulation Value deducted from the assets in the Variable Account and in the fixed account if you elect the optional returns benefit rider.
     . Annual Policy Fee of $30 per year assessed on each Policy anniversary if your Policy has an Accumulation Value of $50,000 of less, no annual Policy Fee is assessed if your Policy has an Accumulation Value of more than $50,000 on the Policy anniversary.
     . $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.
     . Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.

    ----------------------------------------------------------------------------

   ----------------------------------------------------------------------------

                              ACCUMULATION VALUE

    . Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as partial withdrawals).
    . Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.
    . Accumulation Value can be transferred among the Subaccounts and the fixed account (subject to limitations upon transfers into and from the fixed account).
    . Dollar cost averaging, asset allocation and rebalancing programs are available.
    . Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.
   ----------------------------------------------------------------------------


--------------------------------------------------------------------------------

     ACCUMULATION VALUE BENEFITS                      DEATH BENEFITS

 .  You can withdraw all or part of       .  Available as a lump-sum or
    the Cash Surrender Value.                under a variety of payment options.
 .  Fixed and variable annuity payout     .  If you die by accident, you may
    options are available. A guaranteed      receive double the death benefit
    minimum income payment is also           that would be paid if death was not
    available under the returns benefit      by accident as a result of the
    rider (for an extra charge).             accidental death benefit.*
                                          .  The returns benefit is also
                                             available for an extra charge.
                                             This benefit will guarantee
                                             lifetime annuity payments, with a
                                             lump sum death benefit to your
                                             Beneficiary in certain
                                             circumstances.*

                                          * The accidental death benefit and the
                                          returns benefit may not be available
                                          in all states.
--------------------------------------------------------------------------------


State Variations

   This Prospectus and the Statement of Additional Information provide a general description of the Policy. Certain provisions of your Policy may be different than the general description in this Prospectus because of legal requirements in your state. Many of these differences are noted in this Prospectus. Your actual Policy and any riders are the controlling documents. All riders and options are not available in all states. Contact your registered representative or our Variable Product Services Office for specific information.

For Policies Issued in the State of Florida:

   This notice is to remind you of rights provided by Florida law, Chapter
627.4555. You may designate a person, in addition to yourself, who would be told when your premium is past due and has not been paid. This secondary addressee will only be sent notification if the insured is age 64 or older and the Policy has been in force for at least one year. Notification of possible lapse in coverage will be sent to you and the person you designate to be the secondary addressee at least 21 days before expiration of the grace period provided in your Policy.

   If you would like to take advantage of this feature, please contact Variable Products Services at 1-800-238-9354.

Tax-Free Exchanges (1035 Exchanges)

     You can generally exchange one insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

           ----------------------------------------------------------
                     For more detailed information about the
                      Policy, please read the rest of this
                           Prospectus and the Policy.
           ----------------------------------------------------------

----------------------------
FEE TABLES

     The following tables describe the fees and expenses that you will pay when buying and owning the Policy. The first table describes the fees and expenses that you will pay at the time that you pay premiums, surrender the Policy, make partial withdrawals from the Policy, and transfer Accumulation Value among the Subaccounts and the fixed account.

  --------------------------------------------------------------------------------------------------------------------------
                                                      Transaction Fees
  --------------------------------------------------------------------------------------------------------------------------
              Charge               When Charge is Deducted     Amount Deducted - Maximum       Amount Deducted - Current
                                                                   Guaranteed Charge                     Charge
  --------------------------------------------------------------------------------------------------------------------------
  Deductions from Premiums:
  --------------------------------------------------------------------------------------------------------------------------
       Premium Tax Charge           When charged to us in     Varies, up to 3.5% of each       Varies, up to 3.5% of each
                                    accordance with state           premium payment                 premium payment
                                   law, which can be when
                                    purchase payments are
                                    received, at the time
                                      of surrender, the
                                    death of an Owner or
                                      upon applying the
                                    Policy proceeds to an
                                   annuity payout option.
  --------------------------------------------------------------------------------------------------------------------------
  Transfer Charge:
  --------------------------------------------------------------------------------------------------------------------------
                                      Upon the first 12                No Charge                       No Charge
                                    transfers in a Policy
                                            Year
  --------------------------------------------------------------------------------------------------------------------------
                                     Upon each transfer            $10 per transfer                 $10 per transfer
                                     over 12 in a Policy
                                            Year
  --------------------------------------------------------------------------------------------------------------------------

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Series Funds' fees and expenses.

-------------------------------------------------------------------------------------------------------------------------------
                                  Periodic Charges Other Than Series Fund Operating Expenses
-------------------------------------------------------------------------------------------------------------------------------
              Charge                  When Charge is Deducted     Amount Deducted - Maximum       Amount Deducted -Current
                                                                  Guaranteed Charge Equal to    Charge Equal to Dollar Amount
                                                                   Dollar Amount or Annual      or Annual Percentage Rate set
                                                                  Percentage Rate set forth          forth below of the
                                                                  below of the Accumulation       Accumulation Value in the
                                                                   Value in the Subaccounts              Subaccounts
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge          Deducted Daily                   1.40%                           1.40%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                     Periodic Charges Other Than Series Fund Operating Expenses
-------------------------------------------------------------------------------------------------------------------------------
        Charge                             When Charge is        Amount Deducted - Maximum        Amount Deducted -Current
                                              Deducted           Guaranteed Charge Equal to    Charge Equal to Dollar Amount
                                                                   Dollar Amount or Annual      or Annual Percentage Rate set
                                                                  Percentage Rate set forth          forth below of the
                                                                  below of the Accumulation       Accumulation Value in the
                                                                   Value in the Subaccounts              Subaccounts
-------------------------------------------------------------------------------------------------------------------------------
Administrative Charges
-------------------------------------------------------------------------------------------------------------------------------
  Policy Fee, $50,000 or less of         Deducted Annually                  $30.00                         $30.00
        Accumulation Value
-------------------------------------------------------------------------------------------------------------------------------
 Policy Fee, if Accumulation Value                                          $0.00                           $0.00
       is more than $50,000
-------------------------------------------------------------------------------------------------------------------------------
   Administration Expense Charge           Deducted Daily                   0.20%                           0.20%
-------------------------------------------------------------------------------------------------------------------------------
      Optional Rider Charges:
-------------------------------------------------------------------------------------------------------------------------------
       Returns Benefit Rider          Deducted Annually on the              0.40%/1/                        0.40%/1/
                                         Policy Anniversary
-------------------------------------------------------------------------------------------------------------------------------

     The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the investment portfolios (before waiver or reimbursement) during the fiscal year ended December 31, 2002. Expenses of the investment portfolios may be higher or lower in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.

Annual Investment Portfolio Operating Expenses:

-----------------------------------------------------------------------------------------------------------------------
                                                                                Minimum                  Maximum

-----------------------------------------------------------------------------------------------------------------------
Annual Investment Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)

-----------------------------------------------------------------------------------------------------------------------



----------------
/1/ This charge is deducted annually on the Policy anniversary (and on surrender) from the Accumulation Value in the Subaccounts and the fixed rate options based on the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value.

-----------------------------------------------------------------------------------------------------------------------
Series Fund Annual Expenses/2/                                                          Total Portfolio
------------------------------
(as a percentage of average net assets)                                                 Annual Expenses

Portfolio:                                                             (after fee waiver and expense reimbursement)/(a)/
----------
-----------------------------------------------------------------------------------------------------------------------
Alger American Growth
Alger American Small Capitalization
-----------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                      (a)
Federated Fund for U.S. Government Securities II   (a)
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth
Fidelity VIP II Contrafund
Fidelity VIP Equity Income
Fidelity VIP II Index 500                          (a)
Fidelity VIP Mid Cap
-----------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                   (a)
MFS Emerging Growth Series
MFS High Income Series                             (a)
MFS Research Series
MFS Strategic Income Series                        (a)
-----------------------------------------------------------------------------------------------------------------------
Pioneer Equity-Income VCT
Pioneer Fund VCT
Pioneer Growth Shares VCT
Pioneer Mid-Cap Value VCT                          (a)
Pioneer Real Estate Growth VCT
Pioneer Small Cap Value VCT
-----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund               (a)
Scudder VIT Small Cap Index Fund                   (a)
-----------------------------------------------------------------------------------------------------------------------
Scudder VS1 Global Discovery
Scudder VS1 Growth and Income
Scudder VS1 International
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income
T. Rowe Price International  Stock
T. Rowe Price Limited-Term Bond
T. Rowe Price New America Growth
T. Rowe Price Personal Strategy Balanced
-----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity             (a)
Van Kampen UIF Fixed Income                        (a)
-----------------------------------------------------------------------------------------------------------------------
(a)  Without fee waiver or expense reimbursement limits the following funds would have had the charges set forth below:

Portfolio                                                                               Total Portfolio
                                                                                        Annual Expenses
-----------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Fidelity VIP II Index 500
MFS Capital Opportunities Series
MFS High Income Series
MFS Strategic Income Series
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Small Cap Index Fund
Van Kampen UIF Emerging Markets Equity
Van Kampen UIF Fixed Income
-----------------------------------------------------------------------------------------------------------------------


------------------------
/2/ The fee and expense data regarding each Series Fund, which are fees and expenses for 2002, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

[_]    EXAMPLES OF EXPENSES


     The following tables contain examples of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. In addition, the examples do not reflect any premium tax charges, which apply in some states. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. There are two sets of examples. The first example shows expenses without the optional returns benefit rider and assumes that the Policy Accumulation Value is less than $50,000. The second example shows expenses with the optional returns benefit rider and assumes that the Policy Accumulation Value is less than $50,000. These examples assume that the fee waiver and expense reimbursements limits set forth in the table above will be received for all periods shown.

        =============================================================================================
        Examples/3/                                             Policy is surrendered, annuitized,
        ----------
        An Owner would pay the following expenses on            or continued in force at end of the
        a $1,000 investment, assuming a 5% annual               time
        return on assets (excluding the returns
        benefit rider) if:
        ---------------------------------------------------------------------------------------------

        Portfolio                                               1Yr      3Yr      5Yr       10Yr
        ---------------------------------------------------------------------------------------------
        Alger American Growth
        Alger American Small Capitalization
        ---------------------------------------------------------------------------------------------
        Federated Prime Money Fund II
        Federated Fund for U.S. Government Securities
        ---------------------------------------------------------------------------------------------
        Fidelity VIP II Asset Manager
        Fidelity VIP II Contrafund
        Fidelity VIP Equity Income
        Fidelity VIP II Index 500
        Fidelity VIP Mid Cap
        ---------------------------------------------------------------------------------------------
        MFS Capital Opportunities Series
        MFS Emerging Growth Series
        MFS High Income Series
        MFS Research Series
        MFS Strategic Income Series
        ---------------------------------------------------------------------------------------------
        Pioneer Equity Income VCT
        Pioneer Fund VCT
        Pioneer Growth Shares VCT
        Pioneer Mid-Cap Value VCT
        Pioneer Real Estate Growth VCT
        Pioneer Small Cap Value VCT
        ---------------------------------------------------------------------------------------------
        Scudder VIT EAFE(R) Equity Index Fund
        Scudder VIT Small Cap Index Fund
        ---------------------------------------------------------------------------------------------
        Scudder VSI Global Discovery
        Scudder VS1 Growth & Income
        Scudder VS1 International
        ---------------------------------------------------------------------------------------------
        T. Rowe Price Equity Income
        T. Rowe Price International Stock
        T. Rowe Price Limited-Term Bond
        T. Rowe Price New America Growth
        T. Rowe Price Personal Strategy Balanced
        ---------------------------------------------------------------------------------------------
        Van Kampen UIF Emerging Markets Equity
        Van Kampen UIF Fixed Income
        =============================================================================================


------------------------
/3/ The $30 annual Policy Fee is reflected as a daily 0.10% charge in these examples, based on an average Accumulation Value of $30,000.

================================================================================

Examples/4/                                  Policy is surrendered, annuitized,
===========                                  or continued in force at end of the
An Owner would pay the following expenses    time
on a $1,000 investment, assuming a 5%
annual return on assets (including
the returns benefit rider) if:
--------------------------------------------------------------------------------

Portfolio                                        1Yr    3Yr      5Yr     10Yr
--------------------------------------------------------------------------------
Alger American Growth
Alger American Small Capitalization
--------------------------------------------------------------------------------
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities
--------------------------------------------------------------------------------
Fidelity VIP II Asset Manager
Fidelity VIP II Contrafund
Fidelity VIP Equity Income
Fidelity VIP II Index 500
Fidelity VIP Mid Cap
--------------------------------------------------------------------------------
MFS Capital Opportunities Series
MFS Emerging Growth Series
MFS High Income Series
MFS Research Series
MFS Strategic Income Series
--------------------------------------------------------------------------------
Pioneer Equity Income VCT
Pioneer Fund VCT
Pioneer Growth Shares VCT
Pioneer Mid-Cap Value VCT
Pioneer Real Estate Growth VCT
Pioneer Small Cap Value VCT
--------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
Scudder VSI Global Discovery
Scudder VS1 Growth & Income
Scudder VS1 International
--------------------------------------------------------------------------------
T. Rowe Price Equity Income
T. Rowe Price International Stock
T. Rowe Price Limited-Term Bond
T. Rowe Price New America Growth
T. Rowe Price Personal Strategy Balanced
--------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity
Van Kampen UIF Fixed Income
================================================================================

     These examples should not be considered representations of past or future expenses. These examples are based on each investment portfolio's expenses for 2002. Actual expenses paid may be greater than or less than those shown, subject to the guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.


  ----------------------------------------------------------------------------
         For more detailed information about the Policy, please read the rest of this Prospectus and the Policy.
  ----------------------------------------------------------------------------

-----------------
/4/ The $30 annual Policy Fee is reflected as a daily 0.10% charge in these examples, based on an average Accumulation Value of $30,000.

FINANCIAL STATEMENTS

     The Financial Statements for United of Omaha and the Variable Account and the related independent auditor's reports are contained in the Statement of Additional Information and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. (See the cover page on how to get a copy.) At December 31, 2002, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

  This table demonstrates information for Policies without the returns benefit

                                                              Accumulation     Accumulation Unit Value         Number of
                                                              Unit Value on         at End of Year        Accumulation Units
                        Subaccount                          Commencement Date       (December 31)          at End of Year**
                        ----------
                   (Date of Inception)                            ($)*                   ($)*                (December 31)
Alger American Growth (8/14/98)                                    10.000
         1998 ...........................................                                12.140                       226
         1999 ...........................................                                15.977                     9,754
         2000 ...........................................                                13.400                    34,784
         2001 ...........................................                                11.627                    34,075
         2002 ...........................................

Alger American Small Capitalization (8/14/98)                      10.000
         1998 ...........................................                                11.351                        32
         1999 ...........................................                                16.022                       944
         2000 ...........................................                                11.477                    12,978
         2001 ...........................................                                 7.972                    11,293
         2002 ...........................................

Federated Fund for U.S. Government Securities II (8/14/98)         10.000
         1998 ...........................................                                10.251                         0
         1999 ...........................................                                10.027                     8,245
         2000 ...........................................                                10.950                    25,871
         2001 ...........................................                                11.532                    50,404
         2002 ...........................................

Federated Prime Money Fund II  (8/14/98)                            1.000
         1998 ...........................................                                 1.011                       392
         1999 ...........................................                                 1.041                   297,968
         2000 ...........................................                                 1.085                   520,768
         2001 ...........................................                                 1.108                   406,053
         2002 ...........................................

Fidelity VIP II Asset Manager: Growth (8/14/98)                    10.000
         1998 ...........................................                                11.114                         0
         1999 ...........................................                                12.605                     6,876
         2000 ...........................................                                10.857                    21,122
         2001 ...........................................                                 9.893                    19,143
         2002 ...........................................

Fidelity VIP II Contrafund (8/14/98)                               10.000
         1998 ...........................................                                11.595                         0
         1999 ...........................................                                14.177                    11,263
         2000 ...........................................                                13.027                    27,283
         2001 ...........................................                                11.248                    25,601
         2002 ...........................................

Fidelity VIP Equity Income (8/14/98)                               10.000
         1998 ...........................................                                10.980                       343
         1999 ...........................................                                11.489                    11,265
         2000 ...........................................                                12.257                    35,000
         2001 ...........................................                                11.460                    38,777
         2002 ...........................................

                                                              Accumulation     Accumulation Unit Value         Number of
                                                              Unit Value on         at End of Year        Accumulation Units
                        Subaccount                          Commencement Date       (December 31)          at End of Year**
                        ----------
                   (Date of Inception)                            ($)*                   ($)*                (December 31)
Fidelity VIP II Index 500 (8/14/98)                                10.000
         1998 ...........................................                               11.569                       111
         1999 ...........................................                               13.719                    12,092
         2000 ...........................................                               12.244                    50,725
         2001 ...........................................                               10.590                    51,414
         2002 ...........................................

Fidelity VIP Mid Cap (5/01/03)                                     10.000

MFS Capital Opportunities Series (8/14/98)                         10.000
         1998 ...........................................                               11.600                       184
         1999 ...........................................                               16.827                     5,123
         2000 ...........................................                               15.954                    25,087
         2001 ...........................................                               12.005                    28,434
         2002 ...........................................

MFS Emerging Growth Series (8/14/98)                               10.000
         1998 ...........................................                               11.915                         0
         1999 ...........................................                               20.652                     3,780
         2000 ...........................................                               16.338                    14,400
         2001 ...........................................                               10.692                    14,925
         2002 ...........................................

MFS High Income Series (8/14/98)                                   10.000
         1998 ...........................................                                9.534                       170
         1999 ...........................................                                9.986                     6,032
         2000 ...........................................                                9.171                    11,343
         2001 ...........................................                                9.211                    12,177
         2002 ...........................................

MFS Research Series (8/14/98)                                      10.000
         1998 ...........................................                               11.270                         0
         1999 ...........................................                               13.757                     5,123
         2000 ...........................................                               12.881                     5,881
         2001 ...........................................                                9.981                     6,786
         2002 ...........................................

MFS Strategic Income Series (8/14/98)                              10.000
         1998 ...........................................                               10.570                        38
         1999 ...........................................                               10.143                       698
         2000 ...........................................                               10.469                     5,654
         2001 ...........................................                               10.790                     6,299
         2002 ...........................................

Pioneer Equity-Income VCT (5/1/00)                                 10.000
         2000 ...........................................                               11.461                     6,897
         2001 ...........................................                               10.471                     6,478
         2002 ...........................................

Pioneer Fund VCT (5/1/00)                                          10.000
         2000 ...........................................                                9.736                        50
         2001 ...........................................                                8.516                        23
         2002 ...........................................

Pioneer Growth Shares VCT (5/1/00)                                 10.000
         2000 ...........................................                                9.256                        50
         2001 ...........................................                                7.362                        28
         2002 ...........................................

Pioneer Mid-Cap Value VCT (8/14/98)                                10.000
         1998 ...........................................                                9.744                         0
         1999 ...........................................                               10.405                     2,255
         2000 ...........................................                               12.082                     4,309

                                                              Accumulation     Accumulation Unit Value         Number of
                                                              Unit Value on         at End of Year        Accumulation Units
                        Subaccount                          Commencement Date       (December 31)          at End of Year**
                        ----------
                   (Date of Inception)                            ($)*                   ($)*                (December 31)
         2001 ...................................................                        12.659                     4,491
         2002
Pioneer Real Estate Growth VCT (8/14/98)                           10.000
         1998 ...................................................                         9.282                        34
         1999 ...................................................                         8.758                       312
         2000 ...................................................                        11.155                     4,770
         2001 ...................................................                        11.816                     5,292
         2002
Pioneer Small Cap Value VCT (5/1/03)                               10.000

Scudder VIT EAFE(R)Equity Index Fund (5/1/00)                      10.000
         2000 ...................................................                         8.741                     8,420
         2001 ...................................................                         6.514                    12,785
         2002
Scudder VIT Small Cap Index Fund (5/1/00)                          10.000
         2000 ...................................................                         9.263                     4,578
         2001 ...................................................                         9.315                     4,766
         2002
Scudder VS1 Global Discovery (8/14/98)                             10.000
         1998 ...................................................                        10.744                         0
         1999 ...................................................                        12.166                     1,244
         2000 ...................................................                        11.324                    10,619
         2001 ...................................................                         8.361                    10,960
         2002
Scudder VS1 Growth and Income (8/14/98)                            10.000
         1998 ...................................................                        10.647                         0
         1999 ...................................................                        11.081                     1,596
         2000 ...................................................                        10.650                     3,750
         2001 ...................................................                         9.268                     3,284
         2002
Scudder VS1 International (8/14/98)                                10.000
         1998 ...................................................                        10.381                       363
         1999 ...................................................                        15.784                    68,385
         2000 ...................................................                        12.161                    13,266
         2001 ...................................................                         8.287                    13,266
         2002
T. Rowe Price Equity Income (8/14/98)                              10.000
         1998 ...................................................                        10.892                         0
         1999 ...................................................                        11.117                     9,711
         2000 ...................................................                        12.367                    21,021
         2001 ...................................................                        12.347                    21,876
         2002
T. Rowe Price International Stock (8/14/98)                        10.000
         1998 ...................................................                        10.747                         0
         1999 ...................................................                        13.931                    70,922
         2000 ...................................................                        11.263                    10,066
         2001 ...................................................                         8.620                    11,739
         2002
T. Rowe Price Limited-Term Bond (8/14/98)                          10.000
         1998 ...................................................                        10.248                       155
         1999 ...................................................                        10.170                     6,958
         2000 ...................................................                        10.932                    25,968
         2001 ...................................................                        11.661                    29,651
         2002
T. Rowe Price New America Growth (8/14/98)                         10.000

                                                              Accumulation     Accumulation Unit Value         Number of
                                                              Unit Value on         at End of Year        Accumulation Units
                        Subaccount                          Commencement Date       (December 31)          at End of Year**
                        ----------
                   (Date of Inception)                            ($)*                   ($)*                (December 31)
         1998 ...................................................                        11.353                         0
         1999 ...................................................                        12.596                     1,201
         2000 ...................................................                        11.078                     9,532
         2001 ...................................................                         9.623                    11,822
         2002
T. Rowe Price Personal Strategy Balanced (8/14/98)                 10.000
         1998 ...................................................                        10.770                         0
         1999 ...................................................                        11.490                     5,486
         2000 ...................................................                        11.918                    14,979
         2001 ...................................................                        11.444                    12,418
         2002
Van Kampen UIF Emerging Markets Equity (8/14/98)                   10.000
         1998 ...................................................                         9.893                         0
         1999 ...................................................                        17.416                        31
         2000 ...................................................                        10.474                     1,640
         2001 ...................................................                         9.659                     3,860
         2002
Van Kampen UIF Fixed Income (8/14/98)                              10.000
         1998 ...................................................                        10.272                         0
         1999 ...................................................                         9.941                     1,066
         2000 ...................................................                        10.867                     2,659
         2001 ...................................................                        11.689                     4,738
         2002

*    Accumulation Unit values are rounded to the nearest hundredth of a cent.
**   Number of Accumulation Units is rounded to the nearest unit.

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

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

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

ABOUT US

     We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia.

     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

INVESTMENT OPTIONS


     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options -- each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer accounts may be made only in limited circumstances and allocations to the fixed account are limited). Allocations must be in whole percentages and total 100%.


--------------------------------------------------------------------------------
The investment results of each investment portfolio, whose investment objectives are briefly summarized below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment objectives.
--------------------------------------------------------------------------------


     You can choose among 32 variable investment options and three fixed rate options.


[_]  VARIABLE INVESTMENT OPTIONS

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those portfolios will perform worse than you expect.

--------------------------------------------------------------------------------
The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.
--------------------------------------------------------------------------------

For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.


     The Variable Account, United of Omaha Separate Account C, provides you with 32 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate AccumulationValue to a Series Fund's investment portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that investment portfolio, and the Subaccount in turn invests in the investment portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the investment portfolios that you select.


     The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on December 1, 1993. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and they could go down in value. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.

-----------------------------------------------------------------------------------------------------------------------------------
                                          Variable Investment Options
   Asset Category                   Under United of Omaha Separate Account C                             Objective
        (*)                                     (Series Fund - Portfolio)
-----------------------------------------------------------------------------------------------------------------------------------
                         Van Kampen Universal Institutional Funds, Inc. -                Long-term capital appreciation
Emerging Markets         Van Kampen UIF Emerging Markets Equity Portfolio /(6)/
Equity                   ----------------------------------------------------------------------------------------------------------
                                                            Emerging market country securities
-----------------------------------------------------------------------------------------------------------------------------------
                         Deutsche Asset Management VIT Funds -                           Long-term capital appreciation
                         Scudder VIT EAFE(R)Equity Index Fund Portfolio /(11)/
                         -----------------------------------------------------------------------------------------------------------
                                         Statistically selected sample of the securities found in the EAFE(R)Index
                         ----------------------------------------------------------------------------------------------------------
                         Scudder Variable Series I -                                     Long-term capital appreciation
                         Scudder VS1 Global Discovery Portfolio /(8)/
                         ----------------------------------------------------------------------------------------------------------
International Equity                             Small companies in the U.S. or foreign markets
                         ----------------------------------------------------------------------------------------------------------
                         Scudder Variable Series I -                                     Long-term capital appreciation
                         Scudder VS1 International Portfolio /(8)/
                         ----------------------------------------------------------------------------------------------------------
                                          Common stocks of companies which do business outside the United States
                         ----------------------------------------------------------------------------------------------------------
                         T. Rowe Price International Series, Inc. -                      Long-term capital appreciation
                         T. Rowe Price International Stock Portfolio /(9)/
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Common stocks of foreign companies
                         ----------------------------------------------------------------------------------------------------------
Real Estate Equity       Pioneer Variable Contracts Trust -                              Long-term capital appreciation with
                         Pioneer Real Estate Growth VCT Portfolio /(7)/                  current income
                         ----------------------------------------------------------------------------------------------------------
                                      Real estate investment trusts (REITs) and other real estate industry companies
-----------------------------------------------------------------------------------------------------------------------------------
                         Alger American Fund -                                           Long-term capital appreciation
                         Alger American Small Capitalization Portfolio /(1)/
                         ----------------------------------------------------------------------------------------------------------
                                  Equity securities of companies with total market capitalization of less than $1 billion
                         ----------------------------------------------------------------------------------------------------------
Small-Cap Equity         Deutsche Asset Management VIT Funds -                           Long-term capital appreciation
                         Scudder VIT Small Cap Index Fund Portfolio /(11)/
                         ----------------------------------------------------------------------------------------------------------
                                     Statistically selected sample of the securities found in the Russell 2000(R)Index
                         ----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust                                Long-term capital appreciation
                         Pioneer Small Cap Value VCT Portfolio /(7)/
-----------------------------------------------------------------------------------------------------------------------------------
                                            Common stock of small companies with catalyst for growth potential
-----------------------------------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                              Long-term capital appreciation
                         Pioneer Mid-Cap Value VCT Portfolio /(7)/
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Currently undervalued companies
-----------------------------------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Fund                       Long-term capital appreciation
                         Fidelity VIP Mid Cap Portfolio /(3)/
Mid-Cap Equity           ----------------------------------------------------------------------------------------------------------
                                                              Currently undervalued companies
-----------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth         Alger American Fund -                                           Long-term capital appreciation
Equity                   Alger American Growth Portfolio /(1)/
                         ----------------------------------------------------------------------------------------------------------
                                  Equity securities of companies with total market capitalization of more than $1 billion
                         ----------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation
                         Fidelity VIP II Contrafund Portfolio /(3)/
                         ----------------------------------------------------------------------------------------------------------
                                                              Currently undervalued companies
                         ----------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation with
                         Fidelity VIP II Index 500 Portfolio /(3)/                       current income
                         ----------------------------------------------------------------------------------------------------------
                                                  Stocks that comprise the Standard and Poor's 500 Index
                         ----------------------------------------------------------------------------------------------------------
                         MFS Variable Insurance Trust -                                  Long-term capital appreciation
                         MFS Emerging Growth Series Portfolio /(5)/
                         ----------------------------------------------------------------------------------------------------------
                                          Common stocks of small and medium-sized companies with growth potential
                         ----------------------------------------------------------------------------------------------------------
                         MFS Variable Insurance Trust -                                  Long-term capital appreciation
                         MFS Research Series Portfolio /(5)/
                         ----------------------------------------------------------------------------------------------------------
                                         Research analyst's recommendations for best expected capital appreciation
                         ----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                              Long-term capital appreciation
                         Pioneer Growth Shares VCT Portfolio /(7)/
                         ----------------------------------------------------------------------------------------------------------
                                 Focus on secular trends, competitive strength and return on incremental invested capital
                         ----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                          Variable Investment Options
   Asset Category                Under United of Omaha Separate Account C                                Objective
         (*)                               (Series Fund - Portfolio)
-----------------------------------------------------------------------------------------------------------------------------------
                         T. Rowe Price Equity Series, Inc. -                             Long-term capital appreciation
                         T. Rowe Price New America Growth Portfolio /(10)/
                         ----------------------------------------------------------------------------------------------------------
                                           Common stocks of U.S. companies in the service sector of the economy
                         ----------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Fund -                     Dividend income & capital appreciation
                         Fidelity VIP Equity Income Portfolio /(3)/
                         ----------------------------------------------------------------------------------------------------------
                                                            Income-producing equity securities
                         ----------------------------------------------------------------------------------------------------------
                         MFS Variable Insurance Trust -                                  Long-term capital appreciation
                         MFS Capital Opportunities Series Portfolio /(5)/
                         ----------------------------------------------------------------------------------------------------------
                                                      Common stocks of domestic and foreign companies
                         ----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                              Current income & long-term growth
                         Pioneer Equity-Income VCT Portfolio /(7)/
                         ----------------------------------------------------------------------------------------------------------
Large-Cap Value Equity   Focus on large, strong companies with histories of dividend growth
                         ----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                              Capital growth with current income
                         Pioneer Fund VCT Portfolio /(7)/
                         ----------------------------------------------------------------------------------------------------------
                                              Emphasizes high-quality, value and long-term earnings potential
                         ----------------------------------------------------------------------------------------------------------
                         Scudder Variable Series I -                                     Long-term capital appreciation with
                         Scudder VS1 Growth and Income Portfolio /(8)/                   current income
                         ----------------------------------------------------------------------------------------------------------
                                                       Common stocks of large, established companies
                         ----------------------------------------------------------------------------------------------------------
                         T. Rowe Price Equity Series, Inc. -                             Dividend income & capital appreciation
                         T. Rowe Price Equity Income Portfolio /(10)/
                         ----------------------------------------------------------------------------------------------------------
                                                  Dividend-paying common stocks of established companies
-----------------------------------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation
                         Fidelity VIP II Asset Manager: Growth Portfolio /(3,4)/
                         ----------------------------------------------------------------------------------------------------------
                                               Domestic and foreign stocks, bonds and short-term investments
Hybrid                   ----------------------------------------------------------------------------------------------------------
                         T. Rowe Price Equity Series, Inc. -                             Capital appreciation & dividend
                         T. Rowe Price Personal Strategy Balanced Portfolio /(10)/       income
                         ----------------------------------------------------------------------------------------------------------
                                            Diversified portfolio of stocks, bonds and money market securities
-----------------------------------------------------------------------------------------------------------------------------------
                         MFS Variable Insurance Trust -                                  Seeks income & capital appreciation
International Fixed      MFS Global Governments Series Portfolio /(5)/
Income                   ----------------------------------------------------------------------------------------------------------
                                                              International government bonds
-----------------------------------------------------------------------------------------------------------------------------------
                         MFS Variable Insurance Trust -                                  High current income and capital
High Yield Fixed         MFS-High Income Series Portfolio /(5)/                          appreciation
Income                   -----------------------------------------------------------------------------------------------------------
                                           Diversified bond portfolio, some of which may involve equity features
-----------------------------------------------------------------------------------------------------------------------------------
                         Van Kampen Universal Institutional Funds, Inc. -                Above average return from a diversified
                         Van Kampen UIF Fixed Income Portfolio /(6)/                     portfolio of fixed income securities
Intermediate-Term /      ----------------------------------------------------------------------------------------------------------
Long-Term Fixed                             Medium to high quality fixed income investments of intermediate maturity
Income                   ----------------------------------------------------------------------------------------------------------
                         Federated Insurance Series -                                    Current income
                         Federated Fund for U.S. Gov't Securities II Portfolio /(2)/
                         ----------------------------------------------------------------------------------------------------------
                                                                   U.S. Government bonds
-----------------------------------------------------------------------------------------------------------------------------------
                         T. Rowe Price Fixed Income Series, Inc. -                       High level of current income consistent
Short-Term Fixed         T. Rowe Price Limited-Term Bond Portfolio /(10)/                with modest price fluctuations
Income                   ----------------------------------------------------------------------------------------------------------
                                               Short and intermediate-term investment grade debt securities
-----------------------------------------------------------------------------------------------------------------------------------
                         Federated Insurance Series -                                    Current income consistent with the
                         Federated Prime Money Fund II Portfolio /(2)/                   stability of principal
Cash                     ----------------------------------------------------------------------------------------------------------
                                                        High-quality money market instruments
-----------------------------------------------------------------------------------------------------------------------------------


(*) Asset Category designations are our own to help you gain insight into each investment portfolio's intended objectives, but do not assure any investment portfolio will perform consistent with the categorization. Information contained in the investment portfolios' prospectuses should be read carefully before investing in any Subaccount.

Investment advisers of the Series Funds:

     (1)  Fred Alger Management, Inc.
     (2)  Federated Investment Management Company.
     (3)  Fidelity Management & Research Company.
     (4) Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research Far East Inc., regarding research and investment recommendations with respect to companies based outside the United States.

     (5)  MFS(TM) Investment Management.

     (6)  Morgan Stanley Asset Management Inc.
     (7)  Pioneer Investment Management, Inc.
     (8)  Scudder Kemper Investments, Inc.
     (9) Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.
     (10) T. Rowe Price Associates, Inc.
     (11) Deutsche Asset Management, Inc.


--------------------------------------------------------------------------------
We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each investment portfolio's investment objective and policies, a description of risks involved in investing in each of the portfolios, and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.
--------------------------------------------------------------------------------



The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the investment portfolios.


--------------------------------------------------------------------------------
  The performance history of each Variable Account Subaccount, which gives you an indication of how each portfolio has performed and the effect of Policy expenses on that performance, is discussed in the Statement of Additional Information. You may obtain a copy from us. The performance history of each portfolio is more fully described in the Series Fund prospectus for each portfolio. Past performance may not be an indication of future performance.
--------------------------------------------------------------------------------


     Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the investment portfolios that accompany this Prospectus.



     We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisors. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues could be substantial and may depend on the amount our Variable Account invests in the investment portfolios.



Adding, Deleting, or Substituting Variable Investment Options:

     We do not control the Series Funds, so we cannot guarantee that any of the investment portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any investment portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

      If an investment portfolio is eliminated, we will ask you to reallocate any amount in the eliminated investment portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements, and only after obtaining an exemptive order from the SEC, if required.

     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as a management investment company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

[_]  FIXED RATE OPTIONS (may not be available in all states)

--------------------------------------------------------------------------------
All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff has not reviewed the fixed account disclosures in this Prospectus.

--------------------------------------------------------------------------------


     There are three fixed rate options: a fixed account and two systematic transfer accounts. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. However, you bear the risk that we will not credit more interest than will yield 3% per year for the life of the Policy. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. You cannot allocate more than $5,000 of any purchase payment to the fixed account. We also will not accept any purchase payment or transfer from the Subaccounts which will result in a value in the fixed account in excess of $5,000. This limitation does not apply to premiums deposited in the systematic transfer accounts. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed rate options, please see the Policy.


Systematic Transfer Accounts


     A systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. No additional funds may be allocated to a systematic transfer account after you purchase the Policy (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer) but additional purchase payments may be allocated to either systematic transfer account during the first seven Policy Years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.


     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in either a five-month or thirteen-month period (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

Fixed Account and Systematic Transfer Accounts

--------------------------------------------------------------------------------
We have sole discretion to set current interest rates of fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the minimum interest rate.
--------------------------------------------------------------------------------

     The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

     We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear the risk. Once declared, we guarantee that any rate will last for at least one year. Different rates of interest may be credited to each systematic transfer account and to the fixed account.

     We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:

     (i) the amount of purchase payments allocated or Accumulation Value transferred to the fixed account or systematic transfer account, less

     (ii) premium taxes or other taxes allocable to the fixed account or systematic transfer account, less

     (iii) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals, allocable expenses or transfers to the Variable Account, plus

     (iv)  charges for the returns benefit, if you elect this rider, plus

     (v)   interest at a rate which is guaranteed to yield 3% per year, and plus
     (vi) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

[_]  TRANSFERS

     The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Subject to restrictions during the "right to examine period" and prior to the Annuity Starting Date, you may transfer Accumulation Value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount subject to these rules:


Transfer Rules:


     . We must receive notice of the transfer -- either Written Notice or an authorized telephone transaction.
     . The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.)
     . The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. You cannot make more than 24 transfers in a Policy Year.
     . A transfer may not be made to the fixed account if the value in the fixed account is in excess of $5,000 after the transfer.
     .  A transfer from the fixed account:
        - may be made only once each Policy Year (unless the dollar cost averaging program or the systematic transfer account program is elected);
        - is free;
        - may be delayed up to six months (30 days in West Virginia);
        - does not count toward the 12 free transfer limit; and
        - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.
     . We reserve the right to limit transfers, or to modify transfer privileges into any Subaccount, and we reserve the right to change the transfer rules at any time. We also reserve the right to refuse to complete any transfer into a Subaccount that we determine is intended to be for "market timing" purposes. We will modify affected policyholders before we limit transfers, modify transfer procedures or refuse to complete a transfer.
     . Transfers made pursuant to participation in the dollar cost averaging, STEP, asset allocation or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer fee. See the sections of this Prospectus describing those programs for the rules of each program.
     . If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.
     . Transfers result in the cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in any Subaccount to which a transfer is made.
     . We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.


Third-Party Transfers:

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. Third-party transfers are subject to the same rules as all other transfers.

[_]  DOLLAR COST AVERAGING

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

--------------------------------------------------------------------------------
The dollar cost averaging and the STEP program are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.
--------------------------------------------------------------------------------

Dollar Cost Averaging Rules:

     .  The dollar cost averaging program is free.
     . We must receive notice of your election and any changed instruction -- either Written Notice or an authorized telephone transaction.
     . Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
     . There must be at least $5,000 of Accumulation Value in the applicable Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
     . Amount of each transfer must be at least $100, and must be $50 per Subaccount.
     . If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     . Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     . You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     . You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.
     . Transfers made according to the dollar cost averaging program do not count in determining whether a transfer fee applies.

[_]  SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP program")
     (may not be available in all states)

     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either a four-month or a 12-month period, depending upon which time period you elect. You cannot transfer amounts from the STEP program to the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit a different interest rate on amounts in the systematic transfer account than on amounts in the fixed account.

STEP Program Rules:

     .  The STEP program is free.
     . Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments in the first seven Policy Years only if there is no current balance in the systematic transfer account.
     . Must have at least $5,000 in a systematic transfer account to begin the program.
     . You may only participate in one systematic transfer account, but not both.
     . Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.
     .  Transfers must be at least $50 per Subaccount.
     . Upon receipt of funds by Section 1035 exchange or for an IRA rollover or transfer, or for subsequent purchase payments, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
     .  Cannot begin before the end of the Policy's "right to examine" period.
     . You may specify transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     .  No transfers may be made into the systematic transfer account.
     . All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.

--------------------------------------------------------------------------------
You cannot transfer amounts from the STEP program to the fixed account.
--------------------------------------------------------------------------------

     . The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

[_]  ASSET ALLOCATION PROGRAM

     The asset allocation program allows you to allocate purchase payments and Accumulation Value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

--------------------------------------------------------------------------------
The asset allocation program does not protect against a loss, and might not achieve your goal.
--------------------------------------------------------------------------------

Asset Allocation Program Rules:

     .  The asset allocation program is free.
     . You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.
     . Changed instructions, or a request to end this program, must also be by Written Notice or authorized telephone transaction.
     . You must have at least $10,000 of Accumulation Value to begin the asset allocation program.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     . The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.
     . The investment portfolios that are included in a model may change from period to period. Your election to use a model will remain in effect, without regard to changes in the investment portfolios in that model, unless you provide us with changed instructions.



     The asset allocation program does not protect against a loss, and may not achieve your goal.

----------------------------------------------------------------------------------------------------------------
                                               ASSET ALLOCATION MODELS
                                                CURRENT ALLOCATIONS*
----------------------------------------------------------------------------------------------------------------
                                            Principal      Portfolio       Income       Capital       Equity
                                            Conserver      Protector       Builder    Accumulator    Maximizer
                  Portfolio              (conservative)   (moderately    (moderate)  (moderately   (aggressive)
                                               %        conservative) %      %       aggressive)%        %
----------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Index 500                     20             15             15           15            15
 MFS Capital Opportunities Series               0              5             10           15            20
 Pioneer Mid-Cap Value VCT                      0              5             10           15            20
 T. Rowe Price Equity Income                    0              5             10           15            20
 T. Rowe Price International Stock              0             10             15           15            20
 T. Rowe Price Limited-Term Bond               50             30              0            0             0
 Van Kampen UIF Emerging Markets Equity         0              0              0            5             5
 Van Kampen UIF Fixed Income                   30             30             40           20             0
----------------------------------------------------------------------------------------------------------------
                     * We expect to change model allocations and/or to substitute investment portfolio options therein in future prospectuses. Amounts you allocate to a model portfolio will be invested pursuant to the then current portfolio allocations for that model.
----------------------------------------------------------------------------------------------------------------


     We use Callan Associates, Inc. to develop the asset allocation model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.

[_]  REBALANCING PROGRAM

     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semiannual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

-----------------------------------------------------------------------------
The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.
-----------------------------------------------------------------------------

Rebalancing Program Rules:


     .  The rebalancing program is free.
     . You must request the rebalancing program and give us your rebalancing instructions by Written Notice or an authorized telephone transaction. Changed instructions, or a request to end this program must be by Written Notice.
     . You must have at least $10,000 of Accumulation Value to begin the rebalancing program.
     .  You may have rebalancing occur quarterly, semiannually or annually.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.


The rebalancing program does not protect against a loss and may not achieve your investment goals.

IMPORTANT POLICY PROVISIONS

     The Ultra-Access Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.

[_]  POLICY APPLICATION AND ISSUANCE

     To purchase a Policy, you must submit an application and a minimum initial purchase payment. A Policy usually will be issued only if you are age 85 or younger (age 78 or younger in Pennsylvania). We reserve the right to reject any application or purchase payment for any reason.

--------------------------------------------------------------------------------
Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.
--------------------------------------------------------------------------------

     If your application is in good order upon receipt, we will credit your initial net purchase payment to the Policy's Accumulation Value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or your payment. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial purchase payment unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met. The date we credit your initial net purchase payment to your Policy's Accumulation Value is the date of issue of the Policy.

     You can purchase a tax-qualified policy in connection with a Section 401(a) pension or profit-sharing plan, a Section 403(b) tax-sheltered annuity or an IRA or Roth IRA, subject to certain limitations. See the FEDERAL TAX MATTERS section of this Prospectus for details.

Application in Good Order

     All application questions must be answered, but particularly note these requirements:


     - The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
     - Your purchase payment allocations must be completed, be in whole percentages, and total 100%.
     - Initial purchase payment must meet minimum purchase payment requirements.
     -    Your signature and your agent's signature must be on the application.
     -    Identify the type of plan, whether it is nonqualified or qualified.
     -    City, state, and date application was signed must be completed.
     - Your agent must be both properly licensed and appointed with us and be a licensed securities salesperson.


Purchase Payment Requirements

     Your purchase payment checks should be made payable to "United of Omaha Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.

     Initial Purchase Payment:

     -    The only purchase payment required. All others are optional.
     - Must be at least $5,000; $2,000 if payment is made via our electronic fund transfer program and you elect to make additional electronic fund transfer payments of $100 per month, or quarterly, semiannual or annual payment equivalents.

     Additional Purchase Payments:

     - Must be at least $500; (except that we will accept electronic funds transfer amounts of at least $100).
     - Will not be accepted on or after the sooner of (i) the Policy anniversary following your 88/th/ birthday (78/th/ birthday in Pennsylvania) or (ii) your Annuity Starting Date.

Allocating Your Purchase Payments

     You must allocate your purchase payments to one or more of the variable investment or fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.


     -    Allocations must be in whole percentages, and total 100%.
     - The minimum allocation amount is $500 (or $100 for electronic funds transfer amounts).
     - You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
     -    More than $5,000 cannot be allocated to the fixed account.
     - All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to the following special requirements.


     "Right to Examine" Period Allocations:


     We will allocate your net initial purchase payment to your selected Subaccounts and fixed rate options on the date of issue of the Policy. If you cancel your Policy during the "right to examine" period, we will return your Accumulation Value as of the date we receive your request. This may be more or less than your purchase payment. If required by your state, we instead will return your purchase payments.


[_]  ACCUMULATION VALUE

     On your Policy's date of issue, the Accumulation Value equals the initial purchase payment less any charge for applicable premium taxes. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the fixed rate options. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

Variable Account Value

     The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:

          (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
          (b)  the current Accumulation Unit value.

     A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the applicable Subaccount for the day during which the net purchase payment or transfer is allocated to or transferred from the Subaccount. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established (except it was $1 for the Federated Prime Money Fund II Subaccount). The Accumulation Unit value may increase or decrease from one day to the next.

     The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

          (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the cumulative unpaid charge for the mortality and expense risk charge, and the administrative expense charge; minus
          (c)  any applicable charge for federal and state income taxes, if any;

               the  result divided by
          (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

     Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the unit values. Expenses and deductions will have a negative effect on Accumulation Unit values.

Fixed Account Value

     The accumulation value of the fixed account on any Business Day equals:

          (a) the accumulation value at the end of the preceding Business Day; plus
          (b) any net purchase payments credited since the end of the previous Business Day; plus
          (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Business Day; minus
          (d) any transfers from the fixed account to the Subaccounts since the end of the previous Business Day; minus
          (e) any partial withdrawal and expenses taken from the fixed account since the end of the previous Business Day; plus
          (f)  interest credited on the fixed account balance.

Systematic Transfer Account Value

     The accumulation value of any systematic transfer account on any Business Day equals:

          (a)  the value at the end of the preceding Business Day; plus
          (b) any purchase payments credited since the end of the preceding Business Day; minus
          (c) any partial withdrawal, withdrawal charge and expenses taken from the systematic transfer account since the end of the preceding business day; minus
          (d) any transfers from the systematic transfer account to the Subaccounts since the end of the previous Business Day; plus (e) interest credited on the systematic transfer account balance.

[_]  TELEPHONE TRANSACTIONS

     Telephone Transactions Permitted               Telephone Transaction Rules:

     .  Transfers.                                  .  Only you may elect. Do so on the Policy
     .  Partial  withdrawals of $10,000 or less by     application or by prior Written Notice to us.
        you (may be restricted in community         .  Must be received by close of the New York Stock
        property states).                              Exchange ("NYSE") (usually 3 p.m. Central Time);
     .  Change of purchase payment allocations.        if later, the transaction will be processed the
                                                       next Business Day.
                                                    .  Will be recorded for your protection
                                                    .  For security, you must provide your Social
                                                       Security number and/or other identification
                                                       information.
                                                    .  May be discontinued at any time as to some or all
                                                       Owners.
                                                    .  For any transaction that would reduce or impair
                                                       the death benefit, consent from any irrevocable
                                                       beneficiary is required.

     We are not liable for following telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

[_]  DEATH OF ANNUITANT

     If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner. If the Annuitant is not an Owner, and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant. If you do not name a new Annuitant, you will become the Annuitant.

[_]  DELAY OF PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months (30 days in West Virginia) from the date we receive your Written Notice. We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

[_]  MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

[_]  POLICY TERMINATION

     We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy. Upon Policy termination, premium taxes may apply.

EXPENSES

     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each investment portfolio prospectus.

[_]  MORTALITY AND EXPENSE RISK CHARGE

     We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.40% of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

--------------------------------------------------------------------------------
1.40% annual rate, deducted daily from net assets in the Variable Account.
--------------------------------------------------------------------------------

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge.

[_]  ADMINISTRATIVE CHARGES


--------------------------------------------------------------------------------
Policy Fee            $30 deducted annually for each Policy with Accumulation
                      Value equal to or less than $50,000. The Policy fee will
                      not be deducted from any Policy with Accumulation Value
                      more than $50,000.
--------------------------------------------------------------------------------
Administrative        0.20% annual rate, deducted daily from the net assets of
Expense Charge        each Subaccount.
--------------------------------------------------------------------------------


     These charges help cover our cost to administer your Policy and will not increase.

     We deduct a Policy fee of $30 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy Fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.

     We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy. This administrative expense charge is equal to an annual rate of 0.20% of the value of the Policy's assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.


[_]  RETURNS BENEFIT CHARGE

     This charge compensates us for expenses and increased risks associated with providing the returns benefit. If you elect the returns benefit rider, we deduct an annual charge on the Policy anniversary or Policy Surrender of 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value.



--------------------------------------------------------------------------------
An annual charge of 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value.
--------------------------------------------------------------------------------

[_]  TRANSFER FEE

-----------------------------------------------------------------------------
$10 per Subaccount transfer after 12 free transfers each Policy Year.
-----------------------------------------------------------------------------


     The first 12 transfers from Subaccounts, and all transfers from the fixed account or the systematic transfer accounts are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of transfer. There is no fee for transfers from the fixed account, but only one transfer from the fixed account can be made per Policy Year (unless you have elected the dollar cost averaging program). Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, asset allocation, STEP program and rebalancing program transfers do not count toward the 12 free transfers. See the sections of this Prospectus describing those programs for the rules of each program.


[_]  PREMIUM TAX CHARGE

---------------------
Varies, up to 3.5%.
---------------------

     Some states and municipalities levy a tax on annuity contracts issued by insurance companies, ranging up to 3.5% of your purchase payments. These tax rates, and the timing of the tax, vary and may change. Depending upon when the tax is paid by us in the state governing your Policy, if any, we deduct a charge for the tax (except in Oregon) we are obliged to remit either (a) from purchase payments as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying the Policy proceeds to an annuity payout option.

[_]  OTHER TAXES

-----------------
Currently, NONE.
-----------------

     No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

[_]  OTHER EXPENSES; INVESTMENT ADVISORY FEES

----------------------------------------------------------------------------
See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.
----------------------------------------------------------------------------


     Each investment portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each investment portfolio's prospectus which accompany this Prospectus. They are also summarized in the Series Fund annual expenses table in the INTRODUCTION AND SUMMARY section at the beginning of this Prospectus. These charges could be higher or lower in the future.

POLICY DISTRIBUTIONS

     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes and tax penalties may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

[_]  WITHDRAWALS

     You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
     -    Income Tax
     -    Penalty Tax
     -    Premium Tax Charge

Systematic Withdrawal Plan

     The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this Plan mimics annuity payments, each distribution is a withdrawal that may be taxable; you may wish to consult a tax adviser before requesting this plan.

Withdrawal Rules:

     . Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.
     . Withdrawals are made first from Policy earnings, then as a return of purchase payments.
     . Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).
     . Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.
     . No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be complete in less time than originally anticipated. Only one withdrawal per year is allowed out of the fixed account.
     . Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.
     . Because a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.
     . Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax, as well as any amounts required by state law to be withheld for state income taxes.
     . Withdrawals may be restricted or prohibited for certain qualified policies.


Annuity payments:
     -    may be fixed or variable;
     - may be taxable as ordinary income, and if premature, subject to a tax penalty; and
     - may be at a minimum guaranteed rate, if the returns benefit rider is elected.


[_]    ANNUITY PAYMENTS

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.

     Annuity payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

          Fixed Annuity Payments. Fixed annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us.

          Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

          Variable Annuity Payments. Variable annuity payments, other than the first, vary in amount depending upon the investment performance of the applicable Subaccounts.

     The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 1983a mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

--------------------------------------------------------------------------------
"Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by the annual Policy fee, premium taxes, and income taxes and penalty tax.
--------------------------------------------------------------------------------

     Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

     If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed interest rate, the payment for that period will be less than the payment for the prior period.

     Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

Annuity Starting Date


     You select the Annuity Starting Date by completing an election form that you can request from us at any time. The Annuity Starting Date may not be any earlier than the second Policy anniversary. This date may be as late as the Policy's annual anniversary date following the Annuitant's 95/th/ birthday (85/th/ in Pennsylvania or if the returns benefit rider is elected). Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.


--------------------------------------------------------------------------------
Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.
--------------------------------------------------------------------------------

Transfers after the Annuity Starting Date

     After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for Variable Annuity Units of another Subaccount, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

Selecting an Annuity Payout Option

     You choose your annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, we will apply Accumulation Value in the Variable Account to provide variable annuity payments, and Accumulation Value in the fixed account to provide fixed annuity payments, and annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

--------------------------------------------------------------------------------
The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.
--------------------------------------------------------------------------------

     If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictates otherwise).

Annuity Payout Options

     If the continuation of variable payments being made under an option does not depend upon the payee remaining alive, you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payments under an option depends upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once option payments commence, payments will end upon the payee's death.

     When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     NOTE: Unless you elect a payout option with a guaranteed period or payment amount (described below), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     The following annuity payout options are currently available:

1) Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3) Income for a Specified Period. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

4) Lifetime Income. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.

Guarantees Available for the Lifetime Income Option

     Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years, and thereafter as long as the Annuitant lives.

     Guaranteed Amount - An amount of monthly income is guaranteed until the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)   Lump-Sum. Proceeds are paid in one sum.

6) Alternative Schedules. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

Returns Benefit Rider

     The returns benefit rider is only available at the time the Policy is issued. There is a charge for the returns benefit rider which is equal to 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value, assessed annually as of the Policy anniversary. If the rider is surrendered between Policy anniversaries, we will deduct a prorata portion of the charge. The charge will be allocated proportionately among the Subaccounts and the fixed rate options in accordance with the allocation of your Accumulation Value.

     If you elect the returns benefit rider, you will have the option of electing a guaranteed minimum annuity payment on the Annuity Starting Date, as long as the Annuity Starting Date is after the 10th Policy anniversary. The guaranteed minimum payment will be equal to the greater of:

     (a) the death benefit amount that would be payable under the rider on the Annuity Starting Date, applied to the applicable guaranteed annuity payment rate also shown in the rider; or
     (b) the annuity payment that you would have received under the Policy, applied to our current annuity payment rates.

     The death benefit under the rider equals the greater of:

     (a) the sum of net purchase payments reduced proportionately by any partial withdrawals, accumulated at 5% interest, up to but not more than a maximum of two times the Accumulation Value as of the date we receive notice of the Annuitant's death; or
     (b) the death benefit provided by the Death Benefit provision of the Policy.

     Several payout options are available under the rider. These payout options are:

     1.   Cash Refund

          We will pay the guaranteed minimum income payment monthly as long as the Annuitant lives. When the Annuitant dies, we will pay to the Beneficiary a lump sum of the difference between the amount applied on the Annuity Starting Date to the payment rate under the guaranteed minimum income benefit and the sum of payments already received.

     2.   Lifetime Income with a Guaranteed Period of 10 years

          We will pay the guaranteed minimum income payment monthly for 10 years and as long thereafter as the Annuitant lives.

     3.   Lifetime Income

          We will pay the guaranteed minimum income payment monthly for as long as the Annuitant lives.

     If you elect returns benefit rider, you have the option of taking annuity payments under the provisions of the Policy instead of the rider any time.

     If you do not exercise the returns benefit provision and you terminate the rider within 60 days before the Annuity Starting Date, we will return 80% of the rider charges you have paid. We will credit this amount to the Subaccounts and fixed account according to your current allocation instructions for net purchase payments.

     If you have not yet exercised the returns benefit provision by the Policy anniversary following your 85/th/ birthday, we will automatically return 80% of the rider charges as described above. The rider will then end on that Policy anniversary.


[_]  DEATH BENEFITS

     We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

     If an Owner of the Policy is a corporation, trust or other nonindividual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

A death benefit is payable upon:
     -    The Policy is currently in force;
     -    receipt of Due Proof of Death of the first Owner to die;
     -    election of an annuity payout option (or lump- sum payment); and
     -    proof that such Owner died before annuity payments begin.

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

     We will deduct a charge for any applicable premium tax not previously deducted from the death benefit payable.

Standard Death Benefit

     If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. The death benefit equals the greater of:


     1) your Policy's Accumulation Value as of the end of the valuation period during which we receive due proof of death and an election of a payout option, less any charge for applicable premium taxes; or
     2) the sum of net purchase payments, reduced proportionately by partial withdrawals.

     A partial withdrawal will reduce the death benefit in the same proportion that the Accumulation Value was reduced on the date of the withdrawal. For each withdrawal, the reduction is calculated by multiplying the death benefit by a fraction where the numerator is the amount of the partial withdrawal and the denominator is the Accumulation Value immediately prior to the withdrawal. Therefore, the reduction in the death benefit will exceed the amount withdrawn when the death benefit is greater than the Accumulation Value at the time of the withdrawal.


     If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

Accidental Death Benefit

     If you or any joint Owner dies from bodily injury sustained in a common carrier accident, we will pay double the standard death benefit instead of the amount otherwise payable.

     For the accidental death benefit to be payable, bodily injury must be sustained by the Owner while a passenger in a common carrier. Death must be independent of any sickness or other causes and must occur within 90 days of the date of the accident. We will pay only the standard death benefit if applicable, instead of the accidental death benefit, if the Owner's death results from the following: (a) suicide; (b) an act of declared or undeclared war; (c) an injury received while intoxicated; (d) an injury received while the Owner is under the influence of a controlled substance, unless administered on the advice of a physician; or (e) an injury received while committing a felony or engaged in an illegal occupation. The accidental death benefit may not be available in all states.

Beneficiary

     When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

IRS Required Distribution

     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.


[_]  LUMP SUM PAYMENT

     In most cases, when a death benefit is paid in a lump sum, we will pay the death benefit by establishing an interest bearing account, called the "TABS Access Account", for the Beneficiary, in the amount of the death benefit. We will send the Beneficiary a checkbook, and the Beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The TABS Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the TABS Access Account.

FEDERAL TAX MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

[_]  TAXATION OF NONQUALIFIED POLICIES

     If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

     The following discussion generally applies to Policies owned by natural persons.

..    Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

..    Penalty Tax on Certain Withdrawals. In the case of a distribution from a
Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     -    made on or after the taxpayer reaches age 59 1/2;
     -    made on or after an Owner's death;
     -    attributable to the taxpayer's becoming disabled; or
     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

..    Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract and whether the returns benefit rider is elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

..    Lump Sum Payments and Proceeds Held on Deposit. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

..    Taxation of Death Benefit Proceeds. Amounts may be distributed from the
Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


..    Tax Shelter Regulations. Prospective owners should consult a tax advisor about the treatment of the

Policy under the Treasury Regulations applicable to tax shelters.

..    Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal alternative minimum tax, if the Owner is subject to that tax.


..    Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

..    Withholding.

..    Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

..    Multiple Policies. All Nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

..    Further Information. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

[_]  TAXATION OF QUALIFIED POLICIES

     The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that most retirement plans do not provide.

..    Individual Retirement Accounts (IRAs), as defined in Section 408 of the
Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $3,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA.

..    Roth IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

..    Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

..    Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

..    Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

     Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

[_]  POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

MISCELLANEOUS

[_]  DISTRIBUTOR OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha Nebraska 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to distributors may be up to 1 3/4% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the EXPENSES section of the Prospectus.

[_]  SALES TO EMPLOYEES

     Certain distribution costs may be waived for sales to employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived. In addition, such employees may also be charged reduced mortality and expense risk fees, administrative expense charges and Policy fees.

[_]  VOTING RIGHTS

     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.

     As a Policy Owner, you may have a voting interest in the Series Fund you are invested in. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

[_]  DISTRIBUTION OF MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

[_]  LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.


[_]  USA Patriot Act Notice

     The USA Patriot Act requires financial institutions to notify their customers that the financial institution is required to collect information in order to verify the identity of the owner(s) of any policy or account. In order to satisfy our "Customer Identification Verification" obligation, we may require you to provide us with documents and information necessary to verify your identity. This verification process may include the use of third-party sources to verify the information provided to us.



[_]  Privacy Notice

     We are obligated by law to provide you with our privacy notice on an annual basis. Our current privacy notice appears on the succeeding four pages.

                                 MUTUAL OF OMAHA
                       PRIVACY NOTICE-PERSONAL INFORMATION

This Privacy Notice applies to the Personal Information of customers of the Mutual of Omaha companies. The companies include:

..    Mutual of Omaha Insurance Company
..    Mutual of Omaha Investor Services, Inc.
..    Mutual of Omaha Marketing Corporation
..    United of Omaha Life Insurance Company
..    United World Life Insurance Company
..    Companion Life Insurance Company
..    Exclusive Healthcare, Inc.
..    Omaha Property and Casualty Insurance Company
..    Mutual of Omaha Structured Settlement Company, Inc.
..    Mutual of Omaha Structured Settlement Company of New York, Inc.

     This Notice applies to our current as well as former customers regardless of their state of residency unless otherwise specifically indicated in this Notice.

                        Why You Are Receiving This Notice

     The federal Financial Services Modernization Act and state privacy laws require us to send you an annual Notice. This Notice describes how we collect, use, and protect the Personal Information you entrust to us. Depending on the type of products you have with us, you may also receive a privacy notice required by a federal law which relates to the privacy of your medical information. That notice is titled "Privacy Notice -- Medical Information". Except as permitted or required by law, and as described in the "Privacy Notice - Medical Information", we do not disclose your medical information.

                              Personal Information

     Personal Information means information that we collect about you such as name, address, Social Security number, income, marital status, employment and similar personal information.

                             Information We Collect

In the normal course of business we may collect Personal Information about you from:
..    Applications or other forms we receive from you.
..    Your transactions with us, such as your payment history.
..    Your transactions with other companies.
..    Mutual of Omaha websites (such as that provided through online forms, site visitor data and online information collecting devices known as "cookies").
..    Other sources (such as motor vehicle reports, government agencies and medical information bureaus).
..    Consumer-reporting agencies.

                            Your Personal Information

Sharing Within Mutual of Omaha

The law allows us to share much of your Personal Information among the Mutual of Omaha companies for many uses including the marketing of our own products. We may do so without your prior authorization, and the law does not allow you to restrict the sharing. The type of information we share could include:
..    Your name.
..    Your income.
..    Your Social Security number.
..    Other identifying information you give us.
..    Your transactions with us, such as your payment history.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                               YOUR PRIVACY CHOICE

Note: If you have already instructed us to not share your Personal Information or information about your creditworthiness, it is not necessary to respond again. Your request will remain on file with us until you request a change.

Sharing With Third Parties: For All Customers Except Residents of Minnesota, New Mexico and Vermont

If you are a resident of any state except Minnesota, New Mexico or Vermont, we may share your Personal Information with third parties outside the Mutual of Omaha companies, such as banks and credit card companies. We do so to inform you about other products or services we or other companies offer that may interest you. We may also share your Personal Information with third parties that we contract with to perform functions on our behalf.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                              Your Right to Choose

If you are a resident of any state except Minnesota, New Mexico and Vermont, you have the right to tell us to not share your Personal Information with third parties outside the Mutual of Omaha companies. Even if you tell us to not share your Personal Information with third parties, we may still disclose your Personal Information for those purposes that are required or permitted by law. For example:

..    To respond to a judicial process or government regulatory authority.
..    To process an insurance product or service that you request.
..    To maintain or service your account, such as paying a claim.
..    To allow third parties with whom we have contracted to perform insurance functions on our behalf.

If you tell us to not share your Personal Information with third parties outside Mutual of Omaha, that instruction will apply to all the products you have with Mutual of Omaha. If there are multiple owners of any insurance product or service, any one of you may request that we not share information on behalf of yourself and the other owners.

We will honor your instructions for as long as you are our customer and for as long thereafter as we keep information about you.

If you wish to tell us to not share your Personal Information with third parties outside Mutual of Omaha, please tell us by telephone at 1-800-522-6912.

Sharing With Third Parties: For Customers Who Are Residents of Minnesota, New Mexico and Vermont

If you are a resident of Minnesota, New Mexico or Vermont, the laws of these states prevent us from sharing Personal Information about you with third parties outside the Mutual of Omaha companies. Unless you authorize us to do so, we may not share certain of your Personal Information with third parties. Since the Mutual of Omaha companies do not share such information with third parties, we are not requesting your authorization.

Vermont law also requires us to inform our customers residing in Vermont of the methods by which you may exercise your right to authorize us to share your Personal Information with third parties. At such time as we might request your authorization, we will inform you of those methods.

However, even without your authorization, we may share your Personal Information with third parties in those circumstances where sharing is permitted or required by law. For example:

..    To respond to a judicial process or government regulatory authority.

..    To process an insurance product or service that you request.

..    To maintain or service your account, such as paying a claim.

..    To allow third parties with whom we have contracted to perform insurance functions on our behalf.

We do not sell names or other information about our Minnesota, New Mexico and Vermont customers to third parties for marketing purposes.

We do not share the medical information of our Minnesota, New Mexico or Vermont customers except to the extent we are required or permitted to under federal or state law.

Sharing of Certain Information About Your Creditworthiness: For All Customers Except Residents of Vermont

If you are a resident of any state except Vermont, we may share certain information about your creditworthiness among the Mutual of Omaha companies. We do so to make it easier to do business with us. It also lets us better match our products and services with your needs. For example, one of our insurance companies may share information with another of our insurance companies. Creditworthiness includes:

..    Your marital status.
..    Your income.
..    Your employment history.
..    Your credit history.

If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.
If you prefer us to not share this information, please tell us by telephone at 1-800-522-6912.

Sharing of Certain Information About Your Creditworthiness: For Customers Who Are Residents of Vermont

If you are a resident of Vermont and you have given us your written consent, we may share information about your creditworthiness among the Mutual of Omaha companies. We do so to simplify doing business with us and to better match our products and services to your needs. Creditworthiness includes:

..    Your marital status.
..    Your income.
..    Your employment history.
..    Your credit history.

If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.
We customarily request your written consent to the sharing of this information among our family of companies when you complete an application for one of our products or services. We will not share information about your creditworthiness without your prior written consent.

                         How We Protect Your Information

We restrict access to your Personal Information. It is given only to the employees of Mutual of Omaha and others who need to know the information to provide our insurance or financial services to you.
We have physical, electronic and procedural safeguards in place to make sure your Personal Information is protected. These safeguards follow legal standards and established security standards and procedures.


                                 MUTUAL OF OMAHA
                            MONTANA PRIVACY ADDENDUM

The following additional information applies to residents of Montana.

                INFORMATION FROM INSURANCE-SUPPORT ORGANIZATIONS

Like most insurance companies, the Mutual of Omaha family of companies obtains personal information about applicants and policyholders from other organizations which are referred to as "insurance-support organizations".

These organizations furnish personal information about applicants and policyholders for use in a number of insurance transactions, such as underwriting and claims activity. These organizations may retain Personal Information about you and provide it to other persons or other companies.

                          YOUR RIGHTS UNDER MONTANA LAW

Under Montana law, you have the following rights regarding your Personal
Information:

Your Rights to Access Your Personal Information. Under Montana law, you have the right to access and obtain a copy of personal information which we have recorded about you. To exercise the right, you should:

..    Properly identify yourself with your full name and policy and/or account numbers.
..    Submit a written request to us for your personal information.
..    Generally describe the personal information you are requesting.

Within 30 days after the receipt of your request, we will inform you of the nature and substance of the personal information we have recorded about you. We may do so in writing, by telephone or other oral communication.

We will also provide a copy of your personal information to you within 30 days after the receipt of your request, as long as the information is reasonably locatable and retrievable by us.

We will also disclose to you the identity, if it was recorded, of those persons to whom we have disclosed your personal information in the 24-month period preceding the date of your request. In the unlikely event that the identity of the person to whom your personal information was disclosed was not recorded, we will provide you with a description of the types of persons to whom we normally disclose the type of personal information involved in your request.

We may charge you a nominal fee to provide you with copies of requested personal information. The fee will be calculated to allow us to recover our costs of providing the information to you.

Your Rights to Correct Your Personal Information. Montana law also gives you the right to correct, amend or delete personal information we may have recorded about you.

We will have 30 days after the receipt of such a request from you to act on it. Within that time, we will either take the action you request or notify you that we cannot do so. If we notify you that we cannot do so, we will:

..    Notify you in writing of our refusal to make the correction, amendment or deletion.
..    Give you the reasons for our refusal.
..    Inform you of your right to file a statement with the Montana Commissioner of Insurance about your disagreement with our action.

Disclosures of Your Medical Information. We are legally entitled in a limited number of circumstances to disclose medical information we may have about you. Under Montana law and upon written request to us, you are entitled to receive a record of disclosures of your medical records which we may make about you. If we do receive such a request from you, we will give you:

..    The name, address and institutional affiliation, if any, of each person receiving your medical information during the prior 3 years.
..    The date the person examined or received your medical information.
..    A description of the information disclosed, unless it would not be practical to provide such a description.

How to Exercise Your Rights. If you wish to exercise any of your rights under Montana law as provided for in this notice, please write to us at:

                              Mutual of Omaha
                              Attn. Privacy Notice
                              Mutual of Omaha Plaza
                              Omaha, NE  68175-0001

When you write to us, please provide us with your full name, complete address and your policy and/or account numbers.


DO YOU HAVE QUESTIONS?

--------------------------------------------------------------------------------

If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at:
UNITED OF OMAHA, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Telephone 1-800-238-9354.

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:


                            Contents                      Page(s)
         ---------------------------------------------------------
         The Policy - General Provisions                   2-3
              Owner and Joint Owner
              Entire Contract
              Deferment of Payment and Transfers
              Incontestability
              Misstatement of Age or Sex
              Nonparticipating
              Assignment
              Evidence of Age or Survival
         ---------------------------------------------------------
         Federal Tax Matters                               3-4
              Tax Status of the Policy
              Taxation of United of Omaha
         ---------------------------------------------------------
         State Regulation of United of Omaha                4
         Administration
         Records and Reports
         Distribution of the Policies
         Custody of Assets
         ---------------------------------------------------------
         Historical Performance Data                       5-9
              Money Market Yields
              Other Subaccount Yields
              Average Annual Total Returns
              Other Performance Information
         ---------------------------------------------------------
         Other Information                                  9
         ---------------------------------------------------------
         Financial Statements                               9

                       STATEMENT OF ADDITIONAL INFORMATION

                        THE ULTRA-ACCESS VARIABLE ANNUITY

               Issued through: UNITED OF OMAHA SEPARATE ACCOUNT C

       Offered by: UNITED OF OMAHA LIFE INSURANCE COMPANY ("we, us, our")

                              Mutual of Omaha Plaza
                              Omaha, Nebraska 68175


     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultra-Access Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2003 by calling 1-800-238-9354 or by writing to us at: United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Terms used in the current Prospectus for the Policy have the same meaning in this Statement of Additional Information.


          This Statement of Additional Information is not a prospectus.
  You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.


Dated: May 1, 2003


                                Contents                     Page(s)
              ---------------------------------------------------------
              The Policy - General Provisions                  2-3
                   Owner and Joint Owner
                   Entire Contract
                   Deferment of Payment and
                   Transfers
                   Incontestability
                   Misstatement of Age or Sex
                   Nonparticipating
                   Assignment
                   Evidence of Age or Survival
              ---------------------------------------------------------
              Federal Tax Matters                              3-4
                   Tax Status of the Policy
                   Taxation of United of Omaha
              ---------------------------------------------------------
              State Regulation of United of Omaha               4
                   Administration
                   Records and Reports
                   Distribution of the Policies
                   Custody of Assets
              ---------------------------------------------------------
              Historical Performance Data                      5-9
                   Money Market Yields
                   Other Subaccount Yields
                   Average Annual Total Returns
                   Other Performance Information
              ---------------------------------------------------------
              Other Information                                 9
              ---------------------------------------------------------
              Financial Statements                              9

     The following provides additional information about us and the Policy that may be of interest to you and is not addressed in the Prospectus.

                         THE POLICY - GENERAL PROVISIONS

Owner and Joint Owner

     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

Entire Contract

     The entire contract is the Policy, as well as the data page and any riders to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.

     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.

     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

Deferment of Payment and Transfers

     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:

         (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
         (b) trading on the New York Stock Exchange is restricted;
         (c) an emergency exists as determined by the Securities Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
         (d) the Securities Exchange Commission permits delay for the protection of security holders.

     The applicable rules of the Securities Exchange Commission will govern as to whether the conditions in (c) or (d) exist.

     We may defer payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.

     We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

Incontestability

     We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its Issue.

Misstatement of Age or Sex

     We may require proof of the Annuitant's age before making any life annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and monthly annuity payments will be determined using the correct age and sex.

     If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

Nonparticipating

     No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

Assignment

     You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. The rights of any payee will be subject to a collateral assignment.

     If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

Evidence of Age or Survival

     We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

                               FEDERAL TAX MATTERS

Tax Status of the Policy

     Diversification Requirements. Section 817(h) of the Internal Revenue Code (the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury regulations.

     Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.

     The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the Owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

     Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfies all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of United of Omaha

     We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                       STATE REGULATION OF UNITED OF OMAHA

     We are subject to Nebraska law and to regulation by the Nebraska Department of Insurance. We file an annual statement with the Nebraska Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Nebraska Department of Insurance includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Nebraska Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                 ADMINISTRATION

     We perform all administration for your Policy.

                               RECORDS AND REPORTS

     All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES

     The Policies are offered to the public through agents and brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.


     Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 1 3/4% of Purchase Payments. For the fiscal year ended December 31, 2002, we paid $_____ in total compensation to MOIS; of this amount MOIS retained $_____ as concessions for its services as Principal Underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 2001, these amounts were $64,958 and $4,842 respectively. In 2000, these amounts were $208,197 and $4,567 respectively. In 1999, these amounts were $556,991 and $226,599 respectively.



     Certain distribution costs may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.


                                CUSTODY OF ASSETS

     We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

                           HISTORICAL PERFORMANCE DATA

     From time to time, we may disclose yields, total returns, and other performance data pertaining to the Policies for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     The yields and total returns of the Subaccounts of the Variable Account normally will fluctuate over time. Therefore, the disclosed yields and total returns for any given past period are not an indication or representation of future yields or rates of return. A Subaccount's actual yield and total return is affected by the types and quality of portfolio securities held by the portfolio and its operating expenses.


     Because of the charges and deductions imposed under a Policy, the yields and total returns for the Subaccounts will be lower than the yields and total returns for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax charge that may be applicable to a particular Policy. Premium taxes currently range for 0% to 3.5% of purchase payments based on the state in which the Policy is sold.


Money Market Yields

     From time to time, advertisements and sales literature may quote the current annualized yield of the money market Subaccount (Federated Prime Money Fund II Portfolio) for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. As of 12/31/02, this current annualized yield is [0.__%



     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and excluding income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one Accumulation Unit of the money market Subaccount at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the annual Policy fee; (2) the administrative expense charge; and (3) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily, based on an average Accumulation Value of $30,00


     Because of the charges and deductions imposed under the Policy, the yield for the money market Subaccount will be lower than the yield for the money market portfolio.

     The Securities and Exchange Commission also permits United of Omaha to disclose the effective yield of the money market Subaccount for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


     The current and effective yields on amounts held in the money market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market portfolio, the types of quality of portfolio securities held by the money market portfolio and the money market portfolio's operating expenses.


Other Subaccount Yields

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the money market Subaccount) for a Policy for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: (a) dividing the net investment income of the portfolio attributable to the Subaccount Accumulation Units less Subaccount expenses for the period by the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period; (b) compounding that yield for a six-month period; and (c) multiplying that result by 2. Expenses attributable to the Subaccount include: (a) the annual Policy fee; (b) the administrative expense charge; and
(c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the yield calculation, based on an average Accumulation Value of $30,000. The 30-day or one-month yield is calculated according to the following formula:

              Yield = [2 {a-b + 1}/6/ - 1]
                          ---
                        [ cd ]
              Where:
              a = -- net income of the portfolio for the 30-day or one-month period attributable to the Subaccount's Accumulation Units.
              b = -- expenses of the Subaccount for the 30-day or one-month period.
              c = -- the average number of Accumulation Units outstanding.
              d = -- the Accumulation Unit value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Policies, the yield for a Subaccount will be lower than the yield for the corresponding Series Fund portfolio.

Average Annual Total Returns

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

     When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Until a Subaccount has been in operation for 10 years, we will always include quotes of average annual total return for the period measured from the date the Subaccounts were first offered in the Policies. Average annual total returns for other periods of time may, from time to time, also be disclosed.


     Average annual total returns represent the average annual compounded rates of return that would equate to an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. Average annual total returns will be calculated using Subaccount Accumulation Unit values which we calculate at the end of each Valuation Period based on the performance of the Subaccount's underlying portfolio, the deductions for (a) the annual Policy fee; (b) the administrative expense charge; and (c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the calculation of average annual total returns, based on an anticipated average Accumulation Value of $30,000. The calculation also assumes surrender of the Policy at the end of the period for the return quotation. The total return will then be calculated according to the following formula:


                                 P(1+TR)/n/= ERV

         Where:

              P =     -- a hypothetical initial purchase payment of $1,000.
              TR =    -- the average annual total return.
              ERV =   -- the ending redeemable value of the hypothetical account at the end of the period.
              n =     -- the number of years in the period.

Performance Data. Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding portfolios of the Series Funds. The Series Funds' performance in part reflects the Series Funds' expenses. See the prospectuses for the Series Funds.

     The yield of a Subaccount (except the money market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     Such average annual total return information for the Subaccounts of Policies is as follows:

   =============================================================================

                       SUBACCOUNT
              AVERAGE ANNUAL TOTAL RETURN                 1 Year      From
             Subaccount (date of inception)               Ended     Inception
      (Policy issued without the returns benefit)        12/31/02  To 12/31/02

   -----------------------------------------------------------------------------
   Alger American Growth (8/14/98)
   Alger American Small Capitalization (8/14/98)
   Federated Prime Money Fund II (8/14/98)
   Federated Fund for U.S. Govt. Securities (8/14/98)
   Fidelity VIP II Asset Manager (8/14/98)
   Fidelity VIP II Contrafund (8/14/98)
   Fidelity VIP Equity Income (8/14/98)
   Fidelity VIP II Index 500 (8/14/98)
   MFS Capital Opportunities Series (8/14/98)
   MFS Emerging Growth Series (8/14/98)
   MFS High Income Series (8/14/98)
   MFS Research Series (8/14/98)
   MFS Strategic Income Series (8/14/98)
   Pioneer Equity Income VCT (5/1/00)
   Pioneer Fund VCT (5/1/00)
   Pioneer Growth Shares VCT (5/1/00)
   Pioneer Midcap Value VCT (8/14/98)
   Pioneer Real Estate Growth VCT (8/14/98)
   Scudder VIT EAFE(R)Equity Index Fund (5/1/00)
   Scudder VIT Small Cap Equity Index Fund (5/1/00)
   Scudder VS1 Global Discovery (8/14/98)
   Scudder VS1 Growth & Income (8/14/98)
   Scudder VS1 International (8/14/98)
   T. Rowe Price Equity Income (8/14/98)
   T. Rowe Price International (8/14/98)
   T. Rowe Price Limited Term Bond (8/14/98)
   T. Rowe Price New America Growth (8/14/98)
   T. Rowe Price Personal Strategy Balanced (8/14/98)
   Van Kampen UIF Emerging Markets Equity (8/14/98)
   Van Kampen UIF Fixed Income (8/14/98)
   =============================================================================


The figures above are an indication of past, but not future, performance of the applicable Subaccounts available under the Policy.

     Adjusted Historical Performance Data. We may, from time to time, also disclose yield, standard total returns, and non-standard total returns for the portfolios of the Series Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations. For periods prior to the date the Subaccount commenced operations, performance information for Policies will be calculated based on the performance of the Series Fund portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Series Fund portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts (this is referred to as "adjusted historical" performance data). Such "adjusted historical" average annual total return information for the Subaccounts of Policies is as follows:


      ===========================================================================================================

                              SUBACCOUNT
                        "ADJUSTED HISTORICAL"
                  AVERAGE ANNUAL TOTAL RETURN TABLE                 1 Year    5 Years    10 Years      Since
      Subaccount (date of inception of corresponding portfolio)     Ended      Ended      Ended      Inception
             (Policy issued without the returns benefit)           12/31/02   12/31/02   12/31/02   to 12/31/02

      -----------------------------------------------------------------------------------------------------------
      Alger American Growth (1/9/89)
      Alger American Small Capitalization (9/21/88)
      Federated Prime Money Fund II (11/21/94)
      Federated Fund for U.S. Govt. Securities II (3/28/94)
      Fidelity VIP II Asset Manager (1/3/95)
      Fidelity VIP II Contrafund (1/3/95)
      Fidelity VIP Equity Income (10/9/86)
      Fidelity VIP II Index 500 (8/27/92)
      Fidelity VIP Mid Cap (       )
      MFS Capital Opportunities Series (8/14/96)
      MFS Emerging Growth Series (7/24/95)
      MFS High Income Series (7/26/95)
      MFS Research Series (7/26/95)
      MFS Strategic Income Series (6/14/95)
      Pioneer Equity Income VCT (3/1/95)
      Pioneer Fund VCT (10/31/97)
      Pioneer Growth Shares VCT (10/31/97)
      Pioneer Midcap Value VCT (3/1/95)
      Pioneer Real Estate Growth VCT (3/1/95)
      Pioneer Small Cap Value VCT (       )
      Scudder VIT EAFE(R)Equity Index (8/22/97)
      Scudder VIT Small Cap Equity Index (8/22/97)
      Scudder VS1 Global Discovery (5/2/97)
      Scudder VS1 Growth & Income (5/1/97)
      Scudder VS1 International (5/1/87)
      T. Rowe Price Equity Income (3/31/94)
      T. Rowe Price International (3/31/94)
      T. Rowe Price Limited-Term Bond (5/13/94)
      T. Rowe Price New America Growth (3/31/94)
      T. Rowe Price Personal Strategy Balanced (12/31/94)
      Van Kampen UIF Emerging Markets Equity (10/1/96)
      Van Kampen UIF Fixed Income (1/2/97)
      ===========================================================================================================

The figures above are not an indication of present, past, or future performance of the applicable Subaccounts or of the actual portfolios available under the Policy.

     We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

                                CTR = (ERV/P) - 1

         Where:
            CTR = -- The cumulative total return net of Subaccount recurring charges for the period.
            ERV = -- The ending redeemable value of the hypothetical investment at the end of the period.
              P = -- A hypothetical initial purchase payment of $1,000.

Other Performance Information

     The following is a partial list of those publications which may be cited in the Series Funds' advertising shareholder materials which contain articles describing investment results or other data relative to one or more of the Subaccounts. Other publications may also be cited.

Across the Board
Advertising Age
American Banker
Barron's
Best's Review
Broker World
Business Insurance
Business Month
Business Week
Changing Times
Consumer Reports
Economist
Financial Planning
Financial World
Forbes
Fortune, Inc.
Institutional Investor
Insurance Forum
Insurance Sales
Insurance Week
Journal of Accountancy
Journal of the American Society of CLU & ChFC
Journal of Commerce
Life Association News
Life Insurance Selling
Manager's Magazine
Market Facts
Money

                                OTHER INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov.

                              FINANCIAL STATEMENTS


     This Statement of Additional Information contains financial statements for the United of Omaha Separate Account C as of December 31, 2002 and for the years ended December 31, 2002 and 2001 which have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

     The Financial Statements of United of Omaha Life Insurance Company as of December 31, 2002 and 2001, and for the years ended December 31, 2002, 2001 and 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein and are given in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The financial statements of United of Omaha Life Insurance Company should be considered only as bearing on the ability of United of Omaha to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the United of Omaha Separate Account C. The primary business address of Deloitte & Touche LLP is Suite 2000, 1620 Dodge Street, Omaha, Nebraska 68102.

FINANCIAL STATEMENTS


TO BE FILED BY A POST-EFFECTIVE AMENDMENT FILED BEFORE THE EFFECTIVE DATE OF THIS AMENDED REGISTRATION STATEMENT.

PART C     OTHER INFORMATION

Item 24.   Financial Statements and Exhibits
      (a)  Financial Statements

           All required financial statements are included in Part B of this Registration Statement.

      (b)  Exhibits:  The following exhibits are filed herewith:

Exhibit No.    Description of Exhibit
-----------    ----------------------

(1) (a) Resolution of the Board of Directors of United of Omaha Life Insurance Company establishing the Variable Account. *

(2)            Not applicable.

(3) (a) Principal Underwriter Agreement by and between United of Omaha Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc. *

    (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer. *

(4) (a)        Form of Policy for the Ultra-Access variable annuity Policy.

    (b)        Form of Riders to the Policy.


        (1     Systematic Transfer Enrollment Program Endorsement to the
               Policy.******

        (2)    Returns Benefit Rider.

(5)            Form of Application to the Policy.******


(6) (a)        Articles of Incorporation of United of Omaha Life Insurance
               Company. *

    (b)        Bylaws of United of Omaha Life Insurance Company. *****

(7)            Not applicable.

(8) (a) (1)    Participation Agreement among The Alger American Fund, Fred Alger
               Management, Inc. and United of Omaha Life Insurance Company. *

        (2) Amendment No. 1 to the Participation Agreement among Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.*****

        (3) Amendment No. 2 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.*****

    (b) (1) Fund Participation Agreement among United of Omaha Life Insurance Company, Insurance Management Series and Federated Securities Corp.*

        (2) Amendment No. 1 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.*****

        (3) Amendment No. 2 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.*****

    (c) (1) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*

       (2) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*****

       (3) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*****

       (4) Amendment No. 4 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*****


       (5) Amendment No. 5 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*******


       (6) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*****

       (7) Amendment No. 1 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*****

       (8) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*****


       (9) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*******

   (d) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, United of Omaha Life Insurance Company and Massachusetts Financial Services Company.*******


   (e) (1) Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.*****

       (2) Amendment No. 1 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.*****

       (3) Amendment No. 2 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.*****

   (f) (1) Participation Agreement by and between Scudder Variable Life Insurance Fund and United of Omaha Life Insurance Company.*

       (2) First Amendment to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund.*****

   (g) (1)   Participation Agreement among T. Rowe Price International Series,
             T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.*

       (2) Amended Schedule A effective May 31, 1995 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.*****

        (3) Amended Schedule A effective May 1, 1997 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.*****

        (4) Amended Schedule A effective August 6, 1999 to Participation Agreement T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.*****

    (h) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd LLP, and United of Omaha Life Insurance Company .**

    (i) (1) Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company.****


        (2) Amendment No. 1 to Participation Agreement among Deutsche Asset Management VIT Funds, formerly BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company.*******


    (j)       Administrative Services Agreement with Vantage Computer Systems.*


(9)           Opinion and Consent of Counsel.#

(10)          Consent of Independent Auditors.#


(11)          Not applicable.

(12)          Not applicable.


(13)          Schedules of Computation of Performance Data.#

(14)          Powers of Attorney.*******


* Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 16, 1998 (File No. 33-89848).

*** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 27, 1998 (File No. 333-51051).

**** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 26, 2000 (File No. 33-89848).

*****Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on January 22, 2001 (File No. 333-54112).


******Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 2001 (File No. 333-51051).

*******Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 29, 2002 (File No. 333-54112).

# To be filed by post-effective amendment filed before the effective date of this amended registration statement.

Item 25.  Directors and Officers of the Depositor

Our Directors and Senior Officers are:


     Directors*
     ----------
     David Baris               Managing Partner, Kennedy, Baris & Lundy, L.L.P.
     Samuel L. Foggie, Sr.     Retired Banking and Finance Industry Executive
     Carol B. Hallett          Senior Advisor, Air Transport Association of
                               America
     Jeffrey M. Heller         Former Vice Chairman, Electronic Data Systems
                               (Retired)
     Richard W. Mies           Senior Vice President, Science Applications
                               International Corporation
     Oscar S. Straus II        Chairman, The Daniel and Florence Guggenheim
                               Foundation
     John A. Sturgeon          President and COO of our Company
     Michael A. Wayne          Chairman of the Board and President - Batjac
                               Productions, Inc.
     John W. Weekly            Chairman of the Board and CEO of our Company


     Senior Officers*
     ----------------
     John W. Weekly            Chairman and Chief Executive Officer
     John A. Sturgeon          President and Chief Operating Officer
     Cecil D. Bykerk           Executive Vice President and Chief Actuary
     James L. Hanson           Executive Vice President (Information Services)
     Randall C. Horn           Executive Vice President (Individual Financial
                               Services)
     M. Jane Huerter           Executive Vice President and Corporate Secretary
                               (Corporate Services)
     William C. Mattox         Executive Vice President (Federal Legislative
                               Affairs)
     Thomas J. McCusker        Executive Vice President and General Counsel
     Daniel P. Neary           Executive Vice President (Group Benefit Services)
     Tommie D. Thompson        Executive Vice President, Treasurer and
                               Comptroller
     Richard A. Witt           Executive Vice President and Chief Investment
                               Officer

        *Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


Name of Corporation (where organized)*                                       Type of Corporation
--------------------------------------                                       -------------------
Mutual of Omaha Insurance Company (NE)                                       Accident & Health Insurance
        Fulcrum Growth Partners, L.L.C. (DE)                                 Investment activities
                 BalCo Holdings, LLC (DE)                                    Investment activities
        KFS Corporation (NE)                                                 Holding Corporation
                 Kirkpatrick, Pettis, Smith, Polian Inc. (NE)                Registered broker-dealer & investment advisor
                          KP Capital Markets, Inc. (NE)                      Inactive
                 KPM Investment Management, Inc. (NE)                        Investment advisor
                 Kirkpatrick Pettis Trust Company (NE)                       Trust company
        Mutual of Omaha Health Plans, Inc. (NE)                              Holding corporation
                 Exclusive Healthcare, Inc. (NE)                             HMO

                 Ingenium Benefits, Inc. (NE)                                Administrative services
                 Mutual of Omaha of South Dakota & Community Health
                   Plus HMO, Inc. (SD)                                       HMO
        Mutual of Omaha Holdings, Inc. (NE)                                  Holding corporation
                 innowave incorporated (NE)                                  Markets water purification products
                 Mutual of Omaha Investor Services, Inc. (NE)                Registered securities broker-dealer
                 Mutual of Omaha Marketing Corporation (NE)                  Markets insurance products
        The Omaha Indemnity Company (WI)                                     Property & casualty insurance (inactive)
        Omaha Property and Casualty Insurance Company (NE)                   Property & casualty insurance
                 Adjustment Services, Inc. (NE)                              Claims adjusting services
        United of Omaha Life Insurance Company (NE)                          Life, H&A insurance/annuities
                 Companion Life Insurance Company (NY)                       Life insurance/annuities
                 Mutual of Omaha Structured Settlement Company, Inc. (CT)    Structured settlements
                 Mutual of Omaha Structure Settlement Company of
                   New York, Inc. (NY)                                       Structured settlements
                 United World Life Insurance Company (NE)                    Accident & health and life insurance

*Subsidiaries are indicated by indentations.
Item 27.  Number of Policyowners


      As of December 31, 2002, there were [_] Owners of the Policies.


Item 28.  Indemnification

         The Nebraska Business Corporation Act provides for permissive indemnification of officers and directors in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.

         With respect to indemnification, Article XI of United's Articles of Incorporation provides as follows:

                An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

                For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

                If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

                Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

With respect to indemnification, Article XII of United's Articles of Incorporation provides as follows:

                To the fullest extent permitted by law, the Corporation shall indemnify any person, who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, by reason of the fact that such person is or was a director of the Corporation, or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another domestic or foreign corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other entity, against expenses including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding; PROVIDED HOWEVER, that this indemnity shall not protect a director against liability for (i) receipt of a financial benefit to which he or she is not entitled, (ii) an intentional infliction of harm on the corporation or its members,
         (iii) a violation of section 21-2096 of the Nebraska Business Corporation Act, or (iv) an intentional violation of criminal law); and PROVIDED FURTHER HOWEVER, that this indemnity shall not protect a director against liability in connection with a proceeding by or in the right of the Corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that such person has met the relevant standard of conduct in section 21-20,103 of the Nebraska Business Corporation Act.

              To the fullest extent permitted by law, before final disposition of an action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, the Corporation shall advance funds to pay for or reimburse the reasonable expenses incurred by a director of the Corporation, who is a party to such action, suit or proceeding because he or she is a director of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another foreign or domestic corporation, partnership, limited liability company, joint venture, employee benefit plan or other entity if he or she delivers to the Corporation: (a) a written affirmation of his or her good faith belief that he or she has met the relevant standard of conduct or that the proceeding involves conduct for which liability has been eliminated under a provision of these Articles of Incorporation as authorized by the Nebraska Business Corporation Act; and (b) his or her written undertaking to repay any funds advanced if he or she is not entitled to mandatory indemnification under section 21-20,104 of the Nebraska Business Corporation Act and it is ultimately determined under section 21-20,106 or section 20,107 of the Nebraska Business Corporation Act that he or she has not met the relevant standard of conduct described in section 21-20,103 of the Nebraska Business Corporation Act. This undertaking shall be an unlimited general obligation of the director and shall not be required to be secured. It may be accepted without reference to the financial ability of the director to make repayment.

       Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha Life Insurance Company pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

       (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by United of Omaha Life Insurance Company through United of Omaha Separate Account B and offered by Companion Life Insurance Company through Companion Life Separate Account C and Companion Life Separate Account B.

       (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

            NAME                           TITLE
            -------------------------      -----------------------------

            John W. Weekly                 Chairman, Director
            John A. Sturgeon               Director
            Richard A. Witt                President, Director
            M. Jane Huerter                Secretary and Director
            Terrance S. DeWald             Vice President, Compliance Officer,
                                           Director
            Randall C. Horn                Director
            William J. Bluvas              Vice President, Treasurer


       (c) Mutual of Omaha Investor Services, Inc. is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 1 3/4% of purchase payments. For the fiscal year ended December 31, 2002, United paid [$] in total compensation to MOIS; of this amount MOIS retained $[ ] as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

Item 30.  Location of Accounts and Records

    The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United of Omaha Life Insurance Company at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 31.  Management Services.

    All management policies are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings

      (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.
      (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.
      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to United at the address or phone number listed in the Prospectus.
      (d) United of Omaha Life Insurance Company represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United of Omaha Life Insurance Company.

Section 403(b) Representations
    United represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7: Texas Optional Retirement Program
    United and the Variable Account rely on 17 C.F.R. ss. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, United of Omaha Insurance Company and United of Omaha Separate Account C have caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Omaha and State of Nebraska, on February 28, 2003.

                                       UNITED OF OMAHA SEPARATE ACCOUNT C

                                       UNITED OF OMAHA LIFE INSURANCE COMPANY
                                       Depositor

                                            /s/ Thomas J. McCusker
                                       ---------------------------------------
                                       By:  Thomas J. McCusker

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 has been signed by the following persons on February 28, 2003 in the capacities and on the dates indicated.

Signatures                          Title                                                               Date
----------                          -----                                                               ----
by__________________________*       Chairman of the Board,                                              2/28/03
         John W. Weekly             Chief Executive Officer

by__________________________*       President, Chief Operating Officer,                                 2/28/03
         John A. Sturgeon           Director

by__________________________*       Treasurer and Comptroller                                           2/28/03
         Tommie Thompson            (Principal Financial Officer and Principal Accounting Officer)

by__________________________*       Director                                                            2/28/03
         David Baris

by__________________________*       Director                                                            2/28/03
         Samuel L. Foggie, Sr.

by__________________________*       Director                                                            2/28/03
         Carol B. Hallett

by__________________________*       Director                                                            2/28/03
         Jeffrey M. Heller

by__________________________*       Director                                                            2/28/03
         Richard W. Mies

by__________________________*       Director                                                            2/28/03
         Oscar S. Straus II

by__________________________*       Director                                                            2/28/03
         Michael A. Wayne

* Signed by Thomas J. McCusker under Powers of Attorney effective January 1, 2001 and January 1, 2002.

--------------------------------------------------------------------------------

                                               Registration No.  333-51051

--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                  ------------



                       UNITED OF OMAHA SEPARATE ACCOUNT C

                                       OF

                     UNITED OF OMAHA LIFE INSURANCE COMPANY



                                   ----------
                                    EXHIBITS
                                   ----------


                                       TO

                     THE REGISTRATION STATEMENT ON FORM N-4

                                      under

           THE SECURITIES ACT OF 1933, Post-Effective Amendment No. 8

                                       and

              THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 35



--------------------------------------------------------------------------------

                                February 28, 2003

                                  EXHIBIT INDEX

Exhibit No.   Description of Exhibit
-----------   ----------------------

(4)(a)        Form of Policy for the Ultra-Access variable annuity Policy.

(4)(b)(2)     Benefits Rider.

(9)           Opinion and Consent of Counsel.

(10)          Consent of Independent Auditors.

(13)          Schedules of Computation of Performance Data.